UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: May 31, 2008
Date of reporting period: May 31, 2008

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

Federal Reserve Chairman, Ben Bernanke, insists that the U.S. economy is not headed for a bout of stagflation, a dangerous mix of stagnant economic growth and inflation that has not been witnessed in decades. Bernanke also said that he doesn’t see a repeat of the 1970s experience in which workers demanded — and received — big wage increases to cover dramatically higher prices.

Nonetheless, wholesale prices continue to show rapid increases while housing, industrial, and financial firms flounder, displaying a combination of higher prices and slow growth that places the Federal Reserve in somewhat of a box. The Fed has recently been hesitant to lower rates further for fear of aggravating inflation, yet boosting rates prematurely to contain inflation could further hurt the ailing economy.

Both the Bush administration and the Federal Reserve hope that the powerful rate cuts since last September (that take quarters to ultimately have an impact on economic growth) combined with the government’s $168 billion stimulus plan will help alleviate the economic malaise. However, there are growing concerns that higher energy and food prices will eventually force companies and producers to raise prices for all sorts of other goods and services, sparking inflation throughout the entire economy.

The number of new housing projects recently fell to the slowest pace in 17 years as builders continue to scale back. As the inventory of unsold homes, and those in foreclosure, continues to swell, demand is sagging from would-be buyers and rising mortgage rates. Economists agree that the housing slump has been the biggest drag on the economy.

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, LLC.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the year ended May 31, 2008. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Annual Report — May 31, 2008

Portfolio Reviews	1
Schedules of Portfolio Investments:
The Money Market Fund	18
The U.S. Treasury Money Market Fund	20
The Short Term Government Income Fund	21
The Intermediate Term Income Fund	22
The Large Cap Equity Fund	24
The Mid Cap Equity Fund	27
The Leaders Equity Fund	30
The Strategic Dividend Fund	32
The Performance Advisor Growth Portfolio	34
The Performance Advisor Moderate Portfolio	35
The Performance Advisor Conservative Portfolio	36
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	50
Notes to Financial Statements	68
Report of Independent Registered Public Accounting Firm	79
Additional Information	80
Expense Comparison	82
Other Information	84

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Performance Funds Trust

Portfolio Review
Performance Money Market Fund

The past year has been a challenging time for money market investments. The headlines have been filled with stories of major money center banks and leading wire house brokerage firms stepping in to add cash to money market funds they manage in an effort to not break the buck. The reason for these moves can be traced to investments in securities backed by subprime mortgages and their related securities. Even though the major rating agencies such as Moody’s and Standard and Poor’s gave these securities their highest rating of AAA, there were major problems with the underlying assets. Our shareholders will be glad to know that we never owned any of these products. Our main commitment to our shareholders is “safety of principal” which should be the main reason anyone invests in a money market fund. Our philosophy helped to guide our investment process through this difficult environment. The Bear Stearns collapse also caused many problems for investors. This name was also very highly rated by the rating agencies and had been on our buy list for many years. We made a concerted effort to stay away from this name at the end of 2007, which proved to be the correct decision as they collapsed in a swift manner in March of this year.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier Fund as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s (P-1)1. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund Ratings represent an opinion only, not a recommendation to buy or sell. Rating are as of date indicated and subject to change. For additional information on these rating agencies please reference moodys.com or standardandpoors.com.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance U.S. Treasury Money Market Fund

The Performance Funds launched a new product offering in September of 2007 called the Performance U.S. Treasury Money Market Fund. This Fund does exactly what the name would imply. We invest in direct obligations of the Treasury Department that are 13 months to maturity or less. Since the inception of this Fund, we have seen some historical trading days in Treasury securities. The subprime crisis and the subsequent flight to quality in Treasury bills, along with the Bear Stearns meltdown in March and the even faster flight to quality in bills, have been interesting to say the least to deal with in the management of this fund. Demand for Treasury bills was at such a high level after the Bear Stearns collapse that some bills were trading for as low as 0.15%. To say that investors were thinking safety at all costs is probably somewhat of an understatement.

Since the inception of the Fund, we have seen the seven-day yield on the Fund fluctuate from a high of 3.51% in late September of 2007, to a low of 0.70% in April of this year. The seven-day yield as of May 31, 2008 was 1.11%. This wide difference in yield should give the shareholders an idea of how difficult this part of the curve has been during the time period.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to fund shares.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Short Term Government Income Fund

The Performance Short Term Government Fund provided shareholders with a total return of 6.14%1 (Institutional Class) for the twelve-month period ended May 31, 2008. The main reason for the performance of the Fund during this period was our ability to avoid the subprime mortgage crisis and the subsequent fallout from securities backed by those mortgages. Our commitment to high quality investments helped to guide us through this trying period in fixed income investing. The mortgage products that we do own are issued by U.S. Government Agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. While the Fund did not have a large holding of Treasury securities during the past year, our other investments also performed well even though there was a broad re-pricing of risk during the past year. The Government Agency notes and debentures we owned in the Fund did better than other asset classes such as corporate bonds.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to fund shares.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Short Term Government Income Fund
Performance (as of May 31, 2008)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	6.07%	2.58%	3.92%

Class A Shares — with Sales Charge*	2.88%	1.95%	3.61%

Institutional Class Shares	6.14%	2.78%	4.16%

Merrill Lynch 1-3 Year U.S. Treasury/Agency Index	7.29%	3.30%	4.75%

*	Reflects maximum sales charge of 3.00%.

In the prospectus dated October 1, 2007, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.05% and 0.77%, respectively. The net expense ratio for Class A Shares is 0.95%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2007, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Institutional Class Shares.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (“Index”), an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

Portfolio Review
Performance Intermediate Term Income Fund

For the 12 month period ended May 31, 2008, the Performance Intermediate Term Income Fund returned 7.34%1 for the Institutional Class shareholders. Share price, as measured by net asset value, rose from $9.99 on May 31, 2007 to $10.26 on May 31, 2008. The Fund’s objective is to seek total return, with a bias towards current income, by investing primarily in U.S. Government and Agency securities. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months the U.S. Mortgage-Backed Securities market was the best performing asset class returning 2.28% followed by U.S. Agencies 2.07%, U.S. Treasuries 1.52%, and Corporates −.05%. Bond yields, as measured by the 30-year Treasury Bond, for the last six months rose from 4.38% to 4.72%. Short-term yields, as measured by the 2-year Treasury Note, fell from 3.00% to 2.65% on May 31, 2008. Thus, the spread widened 69 basis points, reflecting investors’ expectations of rising inflation. For the year ending May 31, 2008, U.S. Treasuries returned 9.42%, U.S. Agencies 8.11%, U.S. Mortgage-Backed Securities 7.44%, and Corporates 3.11%.

At fiscal year end the Fed’s focus shifted (albeit ever so slightly) from the credit market crisis to inflation. Rising commodity prices and a “speculative bubble” in the oil markets have resulted in crude oil rising 95% from a year ago. The Fed’s present dilemma is addressing its dual mandate of maximum sustainable employment and price stability — no easy task. The fact that the cost of funds (2%) is below the inflation rate (4.2%) doesn’t make matters any easier.

The return of 1.78% these past six months is attributed primarily to an accommodating Fed and the high quality of the underlying securities comprising the portfolio. We will continue to cautiously position the portfolio while maintaining ample liquidity to capture higher rates.

Signed,

Robert H. Spaulding,
First Vice President & Investment Officer
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Intermediate Term Income Fund
Performance (as of May 31, 2008)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	7.16%	3.08%	4.82%

Class A Shares — with Sales Charge*	1.56%	1.96%	4.26%

Class B Shares[2] — without Sales Charge	6.24%	2.28%	4.23%

Class B Shares[2] — with Sales Charge**	1.24%	1.94%	4.23%

Institutional Class Shares	7.34%	3.29%	5.07%

Merrill Lynch Gov’t./Corp. Master Index	6.76%	3.51%	5.78%

*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2007, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.13%, 1.78% and 0.91%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 0.99%, 1.74%, and 0.86%, respectively. Investment performance reflects voluntary fee waivers in effect at October 1, 2007, which may be discontinued at any time. Without these fee waivers, the performance would have been lower.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch Government/Corporate Master Index (“Index”), an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

[2]	Class B Shares were not in existence prior to October 2, 1998. Performance for periods prior to that are based on historical performance of the Class A Shares, and has been adjusted for the maximum CDSC applicable to the Class B Shares, but does not include the Class B Shares distribution fees, which if reflected, would have lowered performance.

Performance Funds Trust

Portfolio Review
Performance Large Cap Equity Fund

For the twelve months ended May 31, 2008, the Large Cap Equity Fund (the “Fund”) Institutional Class Shares had a return of −5.27%1. This performance bested that of the benchmark index, the S&P 500 Index2, which was down −6.70%. Much of the difference between the return of the Fund and its benchmark can be attributed to two factors. First, continued pressure in the credit markets weighed heavily on Financial stocks. The Fund’s limited exposure to this sector versus its benchmark added to the relative outperformance of the fund. Secondly, the one-year period saw a dramatic rise in almost all commodity prices, which greatly benefited stocks in both the Energy and Materials sectors. The Fund’s overweighted positions in these two sectors also added to the relative outperformance of the Fund for the one-year period.

Holdings in the Energy sector contributed the most to the total return of the Fund as crude oil prices nearly doubled during the twelve-month period. Transocean and Chesapeake Energy were the two best performing Energy stocks in the portfolio. The period also saw a rise in almost all commodity prices ranging from hard assets such as gold, steel, and copper to agricultural products such as grain, cotton, and rice. The Fund had exposure to a variety of participants in each of the areas, with agricultural chemical producer Monsanto and steel producer United States Steel having the two highest returns in the Materials sector. As noted above, the Fund had limited exposure to Financial stocks, but they still imposed a drag on the performance of the Fund. In addition, Consumer Discretionary stocks, especially retailers, slumped as consumer spending slowed in the face of higher food and energy prices.

The recent rise in commodity prices has sparked intense debate over the causes of that increase — two views quickly came to the fore. First, some have stated that the rise in prices was simply a function of increasing demand chasing limited supplies, whereas others thought that much of the rise in prices was outside the realm of normal market behavior and that speculators were the cause of the rise in prices. Either way, the fact remains, high commodity prices are having a material impact on general price levels in the economy. Going forward, the Federal Reserve will have their work cut out for them as they try to balance this increase in the general price level with what appears to be a slowing economy.

Listed below are the top ten holdings of the Fund as of May 31, 20083:

1.	Exxon Mobil	5.2%
2.	Microsoft	3.0%
3.	Wal-Mart Stores	2.7%
4.	Procter & Gamble	2.6%
5.	International Business Machine	2.6%
6.	General Electric	2.5%
7.	Johnson & Johnson	2.4%
8.	AT&T	2.4%
9.	Chevron	2.1%
10.	Coca-Cola	1.8%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2008.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Large Cap Equity Fund
Performance (as of May 31, 2008)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	–5.44%	8.44%	2.41%

Class A Shares — with Sales Charge*	–10.40%	7.27%	1.86%

Class B Shares[2] — without Sales Charge	–6.19%	7.62%	1.83%

Class B Shares[2] — with Sales Charge**	–10.13%	7.44%	1.83%

Institutional Class Shares	–5.27%	8.66%	2.64%

Standard & Poor’s 500 Index	–6.70%	9.77%	4.21%

*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2007, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.38%, 2.01% and 1.10%, respectively. The net expense ratios for Class A Shares is 1.28%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2007, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Class B Shares and Institutional Class Shares.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s 500 Index (“Index”), which represents the U.S. stock market as a whole. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

[2]	Class B Shares were not in existence prior to October 2, 1998. Performance for periods prior to that are based on historical performance of the Class A Shares, and has been adjusted for the maximum CDSC applicable to the Class B Shares, but does not include the Class B Shares distribution fees, which if reflected, would have lowered performance.

Performance Funds Trust

Portfolio Review
Performance Mid Cap Equity Fund

For the twelve months ended May 31, 2008, the Mid Cap Equity Fund (the “Fund”) Institutional Class Shares returned 6.85%1 compared to the Standard & Poor’s Mid Cap 400 Stock Index2 which lost −2.50%. The Fund was able to garner a positive return in a period when the benchmark index fell by taking advantage of two major themes prevalent in the Mid Cap space; a rise in commodity prices and a slowdown in the consumer related segment of the economy. In general, the Fund had overweighted exposure to sectors and companies that benefit from increasing commodity prices and an underweighted exposure to sectors and companies that rely on consumer spending to drive revenue.

The Fund’s exposure to the Energy sector accounted for the largest portion of the positive return as crude oil prices nearly doubled during the twelve-month period. In addition, as other commodity prices rose in tandem with crude oil, holdings in the Materials sector provided the second highest returns. Within Energy, Arch Coal and FMC Technologies were the two best performing stocks, and within Materials, Cleveland-Cliffs and FMC Corp. were the two highest returning positions. Holdings in the Consumer Discretionary and Financial sectors weighed the heaviest on the return of the Fund. Continued pressure in the credit markets coupled with a slow-down in consumer spending contributed to the poor performance of these two groups. It is worth noting that the Fund had an underweight exposure to both of these sectors, which greatly contributed to the relative performance versus the benchmark index.

Overall, the market experienced a protracted downtrend into a low set in place in mid-January. After a retest of that low in March and a period of consolidation, the markets rallied through the last three months of the one-year period to close slightly lower than where they started. Going forward, much emphasis will be placed on how the Federal Reserve approaches the economic trade-off of increasing pressure from rising prices and a slowdown in most of their economic indicators.

Listed below are the top ten holdings of the Fund as of May 31, 20083:

1.	iShares S&P Mid Cap 400 Growth	4.2%
2.	FMC Technologies	2.2%
3.	Southwestern Energy	2.0%
4.	MEMC Electronic Materials	1.9%
5.	Cameron International	1.9%
6.	Steel Dynamics	1.9%
7.	Harsco	1.7%
8.	Noble Energy	1.7%
9.	FMC Corp.	1.6%
10.	Western Digital	1.6%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Standard &Poor’s MidCap 400 Stock Index (the “Index”) is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2008.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Mid Cap Equity Fund
Performance (as of May 31, 2008)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	6.64%	15.03%	7.83%

Class A Shares — with Sales Charge*	1.04%	13.79%	7.25%

Class B Shares[2] — without Sales Charge	5.86%	14.17%	7.19%

Class B Shares[2] — with Sales Charge**	1.11%	13.93%	7.19%

Institutional Class Shares	6.85%	15.26%	8.07%

Standard & Poor’s MidCap 400 Index	–2.50%	14.55%	10.71%

*	Reflects maximum sales charge of 5.25%.

**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2007, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.48%, 2.14% and 1.21%, respectively. The net expense ratios for Class A Shares is 1.38%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2007, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Class B Shares and Institutional Class Shares.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s MidCap 400 Index (“Index”), which is a capitalization weighted index which measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

[2]	Class B Shares were not in existence prior to October 2, 1998. Performance for periods prior to that are based on historical performance of the Class A Shares, and has been adjusted for the maximum CDSC applicable to the Class B Shares, but does not include the Class B Shares distribution fees, which if reflected, would have lowered performance.

Performance Funds Trust

Portfolio Review
Performance Leaders Equity Fund

For the twelve months ended May 31, 2008, the Leaders Equity Fund (the “Fund”) Institutional Class Shares had a return of −0.94%1, besting the benchmark Russell 1000 Index2 which fell by −6.25% but falling short of the other benchmark Russell 1000 Growth Index3 return of –0.17%. Overall, the Fund’s growth and momentum methodology has performed well as the housing and credit crisis has rolled through the market over the past year.

Much of the Fund’s outperformance can be traced to an overweighting of Industrial, and Materials companies, as they benefited from strong growth in developing countries, whose appetite for raw materials, machinery, and equipment has only increased in recent times. These companies have also benefited from a falling dollar, which has made U.S. exports more affordable and revenue from foreign sources more valuable when they are repatriated to the U.S. Exposure to the Energy sector also played a significant role in the Fund’s outperformance, as the price of crude oil nearly doubled — spurring new exploration and drilling activity worldwide.

On the other side, the Fund has had little exposure to the Financial sector, which has been the hardest hit by the housing and credit crisis as they have had to write down assets on their books and announced falling earnings the past few quarters. While we do not anticipate that earnings for Financials will recover quickly, it is worth noting that the Fund’s performance can be volatile when market leadership rotates from one sector to another. As always, the Fund will continue to focus on companies with strong earnings growth and good appreciation potential for the near-term.

Listed below are the top ten holdings of the Fund as of May 31, 20084:

1.	SPX Corp.	3.3%
2.	Amphenol	2.8%
3.	CSX Corp.	2.7%
4.	Jacobs Engineering	2.7%
5.	National Oilwell Varco	2.7%
6.	Western Digital	2.6%
7.	Flowserve	2.5%
8.	Ametek	2.5%
9.	Cameron International	2.5%
10.	Activision	2.5%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

[3]	The Russell 1000 Growth index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation.

The performance of the indices do not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2008.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Leaders Equity Fund
Performance (as of May 31, 2008)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	Inception#
Class A Shares — without Sales Charge	–1.26%	12.50%	1.32%

Class A Shares — with Sales Charge*	–6.48%	11.29%	0.62%

Class B Shares — without Sales Charge	–1.98%	11.62%	0.55%

Class B Shares — with Sales Charge**	–6.37%	11.36%	0.55%

Institutional Class Shares	–0.94%	12.75%	1.57%

Russell 1000 Index	–6.25%	10.40%	1.01%

Russell 1000 Growth Index	–0.17%	9.24%	–4.34%

*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

#	Inception date of the Leaders Equity Fund is September 1, 2000.

In the prospectus dated October 1, 2007, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.76%, 2.41% and 1.49%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.51%, 2.26%, and 1.26%, respectively. Investment performance reflects contractual fee waivers in effect from October 1, 2007 through September 30, 2008. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”) and the Russell 1000 Growth Index (“Growth Index”). The Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Growth Index is an unmanaged capitalization weighted index containing those securities of the underlying Russell 1000 index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates. The Indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Performance Funds Trust

Portfolio Review
Performance Strategic Dividend Fund

Growing economic concerns and high volatility characterized the stock market during the year ended May 31, 2008. In this challenging environment, the Strategic Dividend Fund’s (the “Fund”) focus on dividend income and growth in income enabled the Fund to produce returns superior to that of the broad market. Since its November 2004 inception, the Fund has produced an annualized return of 9.19%1(Institutional Class Shares). For the one year ended May 31, 2008, the Fund’s Institutional Class Shares declined only slightly, with a return of −0.27%1. This return compared favorably versus both the Dow Jones Select Dividend Index2, which fell −18.63%, and the S & P 500 Index3, which declined −6.70% during that same time period. Sector allocation was particularly critical and contributed to the outperformance, especially given the Fund’s underweight position, relative to the Dow Jones Dividend Index, in the Financial and Consumer Discretionary sectors which continued to be impacted by ongoing sub-prime mortgage concerns and the prospect for a slow down in consumer activity. In addition, the Fund again benefited from overweight positions in the outperforming Materials and Energy sectors.

There was a wide disparity among the returns of the various economic sectors as the Energy sector of the S&P 500 returned over 22% during the one year ended May 31, 2008, while the Financial sector fell more than 34%. Specific holdings that performed particularly well during the period were primarily concentrated in the Energy and Materials sectors, and include coal producer Peabody Energy (+81%) and natural gas producer Chesapeake Energy (+58%) for the one year period.

Listed below are the top ten holdings of the Fund at May 31, 20084:

1.	Union Pacific	3.3%
2.	Burlington Northern	3.0%
3.	Diamond Offshore	2.7%
4.	Chesapeake Energy	2.6%
5.	Alcoa	2.2%
6.	AMB Properties	2.1%
7.	AT&T	2.1%
8.	Conoco Phillip	2.1%
9.	TransOcean	2.1%
10.	McDonalds	2.1%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2008.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Strategic Dividend Fund
Performance (as of May 31, 2008)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	Inception#
Class A Shares — without Sales Charge	–0.48%	8.95%

Class A Shares — with Sales Charge*	–5.72%	7.32%

Institutional Class Shares	–0.27%	9.19%

Dow Jones Select Dividend Index	–18.63%	3.09%

*	Reflects maximum sales charge of 5.25%.

#	Inception date of the Strategic Dividend Fund is November 9, 2004.

In the prospectus dated October 1, 2007, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.47% and 1.19%, respectively. The net expense ratios for Class A Shares and Institutional Class Shares are 1.26% and 1.01%, respectively. Investment performance reflects contractual fee waivers in effect from October 1, 2007 through September 30, 2008. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Dow Jones Select Dividend Index (“Index”). The Index is comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

Portfolio Review
Performance Advisor Lifestyle Series

The Performance Advisor Lifestyle Series (“Lifestyle Funds”) fund-of-funds continue to produce competitive returns from the investment in the Performance Funds family. During the fiscal year, a mix of well positioned asset allocations and improved performance in the underlying funds led to positive gains.

The allocation changes made during the year proved beneficial in the three Lifestyle Funds. In the Conservative Fund, a February ‘08 shift out of the Performance Intermediate Term Fixed Income Fund and into the Performance Short Term Fixed Income Fund helped performance. However, for the majority of the fiscal year the intermediate fixed income exposure certainly helped as bond prices fell, bringing yields to levels not seen since 2003. The Moderate and Growth Funds each had shifts out of the Performance Strategic Dividend Fund and into the Performance Large Cap Equity Fund, Performance Mid Cap Equity Fund and Performance Leaders Equity Fund. These trades were not as timely during the market correction, but have been beneficial in the recent months.

As of May 31, 2008, the target allocations for each fund were as follows:

	Conservative	Moderate	Growth
Asset	Fund	Fund	Fund
Performance Money Market Fund	5%	5%	5%
Performance Short Term Fixed Income Fund	25%	15%	0%
Performance Intermediate Term Fixed Income Fund	25%	15%	10%
Performance Large Cap Equity Fund	10%	20%	25%
Performance Mid Cap Equity Fund	15%	15%	25%
Performance Leaders Equity Fund	0%	15%	25%
Performance Strategic Dividend Fund	20%	15%	10%

A weak economy and housing market, depressed company earnings, skittish credit markets, and rising commodity prices resulting in higher inflation have all contributed to a downturn in the stock market. Declines that have not been seen since the post tech bubble bear market were evident during the last 12 months essentially muting the equity bull market run of 2003 through 2006. However, certain asset classes have held up better than some and as mentioned below, some funds have done better than their benchmarks. Large cap stocks, as measured by the S&P 500 Index1, declined −6.7% while bonds, measured by the Merrill Lynch U.S. Gov’t/Corp. Master Index2 appreciated by 6.8% during the fiscal year.

The best underlying fund performance during the year was the Performance Intermediate Term Income Fund at 7.34%. Not far behind was the Performance Mid Cap Equity Fund at 6.85%. Although large, dividend-paying companies (including many financial stocks) were out of favor in calendar 2007, the Performance Strategic Dividend Fund had a return of −0.27%. This doesn’t sound like much until you consider its benchmark, the Dow Jones Select Dividend Index3 was down −18.63% for the same period.

Bond yields, as measured by the U.S. Treasury 10-year yield, topped out at around 5.25%, which occurred in June of 2007. From there, bond prices trended higher as yields fell to historic lows. The Performance Short Term Government Income Fund returned 6.14% for the fiscal year.

Solid performance from the Performance funds along with the asset allocation positioning translated to favorable risk-adjusted returns for the Lifestyle Funds. Results for the Performance Advisor Lifestyle Series are listed below:

	Conservative	Moderate	Growth
Time Period	Fund[4]	Fund[4]	Fund[4]
Fiscal Year (May 31, 2007 - May 31, 2008)	2.02%	−0.27%	−1.48%
Calendar year 2007	6.21%	7.94%	10.32%
2008 Year-to-date (through May 31, 2008)	0.31%	−1.43%	−2.39%

Signed,

Ben Edwards
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Money market funds offer low risk and low return potential.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	The Merrill Lynch Government/Corporate Master Index is an unmanaged Index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees.

[3]	The Dow Jones Select Dividend Index is an unmanaged index Comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Performance Advisor LifeStyle Series
Performance (as of May 31, 2008)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

#	Excludes the applicable contingent deferred sales charge.

Average Annual Total Returns
	1 Year	Inception**
Performance Advisor Growth Portfolio

Class C Shares — without Sales Charge	–1.48%	7.86%

Class C Shares — with Sales Charge*	–2.33%	7.86%

Performance Advisor Moderate Portfolio

Class C Shares — without Sales Charge	–0.27%	6.62%

Class C Shares — with Sales Charge*	–1.12%	6.62%

Performance Advisor Conservative Portfolio

Class C Shares — without Sales Charge	2.02%	4.89%

Class C Shares — with Sales Charge*	1.07%	4.89%

Standard & Poor’s 500 Index	–6.70%	9.44%

Merrill Lynch Gov’t./Corp. Master Index	6.76%	4.60%

*	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 1.00%.

**	Inception date for all of the Advisor LifeStyle Series Portfolios is August 5, 2003.

In the prospectus dated October 1, 2007, the gross expense ratios for the Class C Shares of the Advisor Growth, Moderate and Conservative Portfolios are 4.10%, 3.32% and 3.81%, respectively. Investment performance reflects voluntary fee waivers in effect at October 1, 2007, which may be discontinued at any time. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s 500 Index (“S&P Index”), which represents the U.S. stock market as a whole and the Merrill Lynch Government/Corporate Master Index (“ML Index”). The ML Index is an unmanaged Index, which is generally representative of the performance of corporate and U.S. Government bonds. The Indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
May 31, 2008

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 53.0%
Federal Farm Credit Bank — 0.7%
$5,000,000	5.25%, 7/2/08	$5,000,644

Federal Home Loan Bank — 25.7%
52,000,000	2.04%†, 6/4/08	51,991,150
23,475,000	2.00%†, 6/11/08	23,461,958
30,000,000	2.08%†, 6/13/08	29,979,190
22,953,000	2.01%†, 8/6/08	22,868,418
15,775,000	2.07%†, 8/8/08	15,713,320
3,830,000	4.63%, 10/16/08	3,842,526
5,000,000	3.75%, 1/7/09	5,052,072
8,900,000	2.38%, 2/19/09	8,882,719
13,000,000	2.83%, 3/3/09	12,999,510
5,000,000	2.50%, 4/7/09	5,000,000
5,000,000	2.63%, 4/30/09	5,000,000

		184,790,863

Federal Home Loan Mortgage Corporation — 11.1%
20,000,000	2.07%†, 6/2/08	19,998,850
20,000,000	2.09%†, 9/2/08	19,892,275
30,000,000	2.00%†, 9/5/08	29,840,000
10,000,000	2.40%, 4/2/09	10,000,000

		79,731,125

Federal National Mortgage Association — 15.5%
30,000,000	2.05%†, 7/15/08	29,924,833
30,000,000	2.06%†, 7/23/08	29,910,733
16,860,000	2.02%†, 7/30/08	16,804,322
30,000,000	2.12%†, 8/20/08	29,858,667
4,511,000	4.50%, 10/15/08	4,523,601

		111,022,156

Total U.S. Government Agency Securities		380,544,788

Commercial Paper — 36.2%
Beverages — 4.2%
8,000,000	Coca-Cola Company, 2.00%†, 6/24/08	7,989,778
22,000,000	Coca-Cola Company, 2.00%†, 6/26/08	21,969,444

		29,959,222

Consumer Goods & Services — 9.0%
20,000,000	DuPont EI De Nemours Company, 2.05%†, 6/24/08	19,973,806
30,000,000	Minnesota Mining & Manufacturing, 1.98%†, 6/18/08	29,971,950
15,000,000	Proctor & Gamble Company, 2.03%†, 6/25/08	14,979,700

		64,925,456

Energy — 4.2%
30,000,000	Chevron Corporation, 2.05%†, 6/12/08	29,981,208

Financial Services — 14.6%
30,000,000	General Electric Capital Corporation, 2.38%†, 6/6/08	29,990,083
30,000,000	National Rural Utilities, 2.07%†, 6/19/08	29,968,950
15,000,000	Toyota Motor Credit Corporation, 2.10%†, 6/16/08	14,986,875
15,000,000	Wells Fargo Corporation, 2.10%†, 6/13/08	14,989,500
15,000,000	Wells Fargo Corporation, 2.13%†, 6/20/08	14,983,138

		104,918,546

Medical — 4.2%
30,000,000	Abbott Laboratories, 1.97%†, 7/16/08	29,926,125

Total Commercial Paper		259,710,557

Corporate Bonds — 4.9%
Financial Services — 4.9%
25,000,000	Bank of America, 2.92%*, 7/25/08	25,017,313
5,000,000	Wachovia Bank NA, 2.12%*, 10/2/08	4,998,991
5,000,000	Wachovia Corporation, 6.00%, 10/30/08	5,057,822

Total Corporate Bonds		35,074,126

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

Principal
Amount	Security Description	Value

Municipal Bond — 0.9%
Mississippi — 0.9%
$6,580,000	Mississippi Business Finance Corporation, 2.41%*, 4/1/21, (LOC Bank of America)	$6,580,000

Total Municipal Bonds		6,580,000

Repurchase Agreement — 5.1%
36,786,080	Bank of America Securities, 2.18%, 6/2/08, with a maturity value of $36,792,763 (fully collateralized by Federal Home Loan Bank notes, 2.40% due 1/23/09, with a value of $37,521,802)	36,786,080

Total Repurchase Agreement		36,786,080

Total Investments (Cost $718,695,551)(a) — 100.1%		718,695,551
Liabilities in excess of other assets — (0.1)%		(828,870)

NET ASSETS — 100.0%		$717,866,681

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Note. Rate represents the effective yield at May 31, 2008.

*	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2008.

LOC	Letter of Credit

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
May 31, 2008

Shares/
Principal
Amount	Security Description	Value

U.S. Treasury Bills — 97.7%
$42,000,000	1.27%†, 6/12/08	$41,983,702
19,000,000	1.97%†, 6/19/08	18,981,328
2,500,000	1.29%†, 7/3/08	2,497,133
28,500,000	1.26%†, 7/10/08	28,461,108
11,000,000	1.71%†, 7/17/08	10,975,952
20,000,000	1.25%†, 8/21/08(a)	19,943,818
10,000,000	1.55%†, 10/9/08	9,944,028
6,000,000	1.46%†, 10/16/08	5,966,549

Total U.S. Treasury Obligations		138,753,618

Investment Company — 2.4%
3,363,220	Goldman Sachs Financial Square Treasury Instrument Fund, 1.19%*	3,363,220

Total Investment Company		3,363,220

Short Term Securities Held as Collateral for Securities Lending — 12.7%
$18,000,000	Citigroup Global Markets, Inc., Repurchase Agreement, 2.39%, 6/2/08, with a maturity value of $18,003,578 (fully collateralized by various U.S. Government Agency Mortgages)	18,000,000

Total Short Term Securities Held as Collateral for Securities Lending		18,000,000

Total Investments (Cost $160,116,838)(b) — 112.8%		160,116,838
Liabilities in excess of other assets — (12.8)%		(18,167,269)

NET ASSETS — 100.0%		$141,949,569

(a)	A portion or all of this security was held on loan.

(b)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(8,758)

Net unrealized depreciation	$(8,758)

†	Discount Note. Rate represents the effective yield at May 31, 2008.

*	Rate reflects the 7 day effective yield at May 31, 2008.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
May 31, 2008

Shares/
Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 94.3%
Federal Home Loan Bank — 53.3%
$1,170,000	3.80%, 5/1/12	$1,165,887
2,500,000	4.25%, 11/20/09	2,542,545
2,000,000	4.38%, 10/22/10	2,045,804
3,000,000	4.75%, 12/12/08	3,034,626
3,825,000	4.88%, 3/12/10	3,939,608
2,000,000	5.00%, 12/12/08	2,025,688
3,000,000	5.00%, 9/18/09	3,078,567
2,000,000	5.00%, 10/2/09	2,052,732
2,500,000	5.00%, 12/11/09	2,571,080
4,000,000	5.00%, 9/14/12	4,170,804
3,000,000	5.13%, 6/18/08	3,003,590
3,000,000	5.25%, 6/12/09	3,074,448
2,000,000	5.25%, 9/11/09	2,054,582
2,200,000	5.25%, 6/11/10	2,288,359

		37,048,320

Federal Home Loan Mortgage Corporation — 3.0%
2,000,000	4.88%, 2/9/10	2,057,480

Federal National Mortgage Association — 34.8%
2,000,000	3.00%, 4/1/11	1,954,592
2,500,000	3.13%, 2/11/11	2,471,745
2,000,000	3.50%, 4/28/11	1,986,652
2,830,000	3.60%, 3/3/09	2,850,178
4,500,000	4.00%, 1/26/09	4,540,612
4,000,000	4.20%, 6/8/09	4,058,352
2,000,000	4.63%, 12/15/09(a)	2,046,658
1,200,000	4.63%, 6/1/10	1,232,309
2,000,000	5.38%, 8/15/09	2,058,718
1,000,000	5.50%, 7/9/10	1,016,595

		24,216,411

Government National Mortgage Association — 3.2%
1,081,872	3.25%, 6/16/27, Series 2004-26 HD	1,079,666
1,182,763	3.47%, 4/20/34, Series 2004-22 BK	1,175,587

		2,255,253

Total U.S. Government Agency Securities		65,577,464

U.S. Treasury Notes — 2.2%
$1,500,000	4.50%, 2/15/09	1,524,492

Total U.S. Treasury Notes		1,524,492

Investment Company — 2.3%
1,574,463	Performance Money Market Fund, Institutional Class 1.75%(b)(c)	1,574,463

Total Investment Companies		1,574,463

Total Investments (Cost $67,657,381)(d) — 98.8%		68,676,419
Other assets in excess of liabilities — 1.2%		849,286

NET ASSETS — 100.0%		$69,525,705

(a)	A portion or all of the security was held on loan.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2008.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,098,311
Unrealized depreciation	(79,273)

Net unrealized appreciation	$1,019,038

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
May 31, 2008

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 73.6%
Federal Farm Credit Bank — 4.1%
$1,000,000	5.30%, 10/25/17	$1,053,917
2,000,000	5.30%, 4/6/20	2,063,906

		3,117,823

Federal Home Loan Bank — 6.7%
2,000,000	5.25%, 6/18/14	2,105,736
2,000,000	5.38%, 8/19/11	2,093,868
1,000,000	5.38%, 5/15/19	1,037,100

		5,236,704

Federal Home Loan Mortgage Corporation — 18.7%
1,242,060	4.50%, 11/15/13, Series 2770 UH	1,245,613
2,000,000	4.50%, 2/15/15, Series 2658 PD	2,010,460
2,683,110	4.50%, 7/15/15, Series 2633 PC	2,696,392
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,879,120
1,000,000	5.00%, 5/15/34, Series 2922 QE	977,080
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,855,220
1,000,000	5.13%, 4/18/11(a)	1,042,035
2,000,000	5.50%, 7/18/16	2,126,276
500,000	6.63%, 9/15/09	523,093

		14,355,289

Federal National Mortgage Association — 16.6%
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	937,408
741,911	4.00%, 12/25/29, Series 2003-27 EC	732,063
2,874,397	4.50%, 5/25/15, Series 2003-54 TC	2,885,112
2,000,000	5.00%, 4/15/15	2,073,830
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,024,623
1,000,000	5.05%, 2/7/11	1,037,842
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	1,963,768
157,368	7.00%, 4/1/20, Pool #253299	166,843
55,895	7.50%, 9/1/29, Pool #252717	60,322

		12,881,811

Government National Mortgage Association — 19.7%
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,220,242
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,517,251
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,062,550
2,000,000	5.50%, 3/20/34, Series 2004-27 PC	2,014,100
3,860,892	5.50%, 8/15/35, Pool #644568	3,867,410
125,119	7.00%, 10/15/29, Pool #510559	134,002
68,563	7.50%, 10/15/29, Pool #510534	73,707
178,418	8.00%, 2/15/30, Pool #529127	195,273
1,650	9.00%, 3/15/20, Pool #271741	1,807

		15,086,342

Tennessee Valley Authority — 7.8%
3,500,000	6.00%, 3/15/13	3,777,431
2,000,000	7.14%, 5/23/12	2,225,020

		6,002,451

Total U.S. Government Agency Securities		56,680,420

U.S. Treasury Notes — 11.6%
1,000,000	4.00%, 4/15/10(a)	1,025,391
500,000	4.13%, 5/15/15	512,109
2,000,000	4.38%, 12/15/10(a)	2,078,282
1,000,000	4.50%, 5/15/17(a)	1,034,375
1,000,000	4.75%, 5/15/14(a)	1,065,625
1,000,000	4.88%, 7/31/11(a)	1,054,609
2,000,000	5.13%, 5/15/16(a)	2,163,438

Total U.S. Treasury Notes		8,933,829

U.S. Treasury Strips — 1.1%
2,000,000	5.05%, 11/15/26(b)	808,360

Total U.S. Treasury Strips		808,360

Corporate Bonds — 11.4%
Beverages — 1.3%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,037,250

Chemicals — 0.3%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	260,400

Consumer Non-Durable — 0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	272,118

Electrical Components & Equipment — 1.4%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,064,080

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

Principal
Amount	Security Description	Value

Corporate Bonds (continued)

Financial Services — 3.9%
$500,000	Bankers Trust Corporation, 7.50%, 11/15/15	$529,866
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	253,058
500,000	CNA Financial Corporation, 6.60%, 12/15/08	504,852
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	701,876
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	510,810
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	507,192

		3,007,654

Food Service — 1.4%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,057,770

Railroads — 1.4%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,045,300

Telecommunications — 1.0%
500,000	AT&T Corporation, 6.00%, 3/15/09	506,957
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/08 @ 102.4763	248,075

		755,032

Utilities — 0.3%
250,000	Northern States Power Company, 7.13%, 7/1/25	271,451

Total Corporate Bonds		8,771,055

Investment Company — 1.7%
1,346,394	Performance Money Market Fund, Institutional Class 1.75%(c)(d)	1,346,394

Total Investment Companies		1,346,394

Short Term Securities Held as Collateral for Securities Lending — 1.7%
$1,339,335	Citigroup Global Markets, Inc., Repurchase Agreement, 2.39%, 6/2/08, with a maturity value of $1,339,601 (fully collateralized by various U.S. Government Agency Mortgages)	1,339,335

Total Short Term Securities Held as Collateral for Securities Lending		1,339,335

Total Investments (Cost $75,749,385)(e) — 101.1%		77,879,393
Liabilities in excess of other assets — (1.1%)		(839,363)

NET ASSETS — 100.0%		$77,040,030

(a)	A portion or all of this security was held on loan.

(b)	Rate reflects the effective yield at purchase. Principal only security.

(c)	Investment in affiliate.

(d)	Rate reflects the 7 day effective yield at May 31, 2008

(e)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,261,365
Unrealized depreciation	(131,357)

Net unrealized appreciation	$2,130,008

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2008

Shares	Security Description	Value

Common Stocks — 98.2%
Aerospace/Defense — 6.0%
7,300	General Dynamics Corporation	$672,695
3,000	Goodrich Corporation	194,430
8,900	Honeywell International, Inc.	530,618
6,500	Lockheed Martin Corporation	711,360
9,700	Raytheon Company	619,442
6,500	Rockwell Collins, Inc.	398,905
10,000	United Technologies Corporation	710,400

		3,837,850

Basic Materials — 1.0%
5,000	Monsanto Company	637,000

Beverages — 4.5%
7,200	Anheuser-Busch Companies, Inc.	413,712
20,800	Coca-Cola Company	1,191,008
4,500	Molson Coors Brewing Company	261,000
15,100	PepsiCo, Inc.	1,031,330

		2,897,050

Consumer Goods & Services — 3.3%
5,900	Colgate-Palmolive Company	438,724
25,700	Procter & Gamble Company	1,697,485

		2,136,209

Consumer Products — 1.5%
11,400	NIKE, Inc., Class B	779,418
2,800	Wm, Wrigley Jr. Company	215,964

		995,382

Diversified — 7.7%
6,000	CSX Corporation	414,360
7,300	Danaher Corporation	570,714
10,000	Emerson Electric Company	581,800
51,800	General Electric Company	1,591,296
10,000	Textron, Inc.	625,500
14,600	Thermo Fisher Scientific, Inc.(a)	861,692
1,900	United States Steel Corporation	328,149

		4,973,511

Electronics — 0.7%
2,000	L-3 Communications Holdings, Inc.	214,780
3,300	MEMC Electronic Materials, Inc.(a)	226,578

		441,358

Energy — 13.5%
8,200	Chesapeake Energy Corporation	449,114
13,400	ChevronTexaco Corporation	1,328,610
10,500	ConocoPhillips	977,550
5,000	Edison International	266,150
2,600	Entergy Corporation	314,002
7,500	Exelon Corporation	660,000
38,000	Exxon Mobil Corporation	3,372,880
14,600	PPL Corporation	749,126
9,700	Sempra Energy	560,757

		8,678,189

Financial Services — 6.7%
11,700	Bank of America Corporation	397,917
12,000	Bank Of New York Mellon Corporation	534,360
14,000	Citigroup, Inc.	306,460
6,000	Fiserv, Inc.(a)	314,160
7,000	Janus Capital Group, Inc.	203,000
9,500	JPMorgan Chase & Co.	408,500
3,100	Northern Trust Corporation	235,600
8,900	Principal Financial Group, Inc.	479,532
4,000	State Street Corporation	288,080
4,000	T. Rowe Price Group, Inc.	231,680
2,100	The Goldman Sachs Group, Inc.	370,461
5,600	Wachovia Corporation	133,280
16,200	Wells Fargo & Company	446,634

		4,349,664

Gas — 2.9%
3,000	Air Products & Chemicals	305,760
3,000	Apache Corporation	402,180
12,000	Praxair, Inc.	1,140,720

		1,848,660

Health Care — 10.1%
13,400	Abbott Laboratories	755,090
10,600	Baxter International, Inc.	647,660
7,300	Becton, Dickinson & Company	616,485
7,000	C.R. Bard, Inc.	638,400
5,000	Express Scripts, Inc.(a)	360,550
14,800	Gilead Sciences, Inc.(a)	818,736
23,600	Johnson & Johnson	1,575,064
6,000	Medco Health Solutions, Inc.(a)	290,700
12,500	Merck & Company, Inc.	487,000
18,000	Pfizer, Inc.	348,480

		6,538,165

Insurance — 2.9%
7,300	AFLAC, Inc.	490,049

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

Shares	Security Description	Value

Common Stocks (continued)
Insurance (continued)

5,000	Aon Corporation	$235,950
3,400	Assurant, Inc.	231,302
8,000	CIGNA Corporation	324,800
4,200	MetLife, Inc.	252,126
4,900	Prudential Financial, Inc.	366,030

		1,900,257

Iron/Steel — 0.4%
3,500	Nucor Corporation	261,800

Machinery — 1.5%
9,800	Deere & Company	797,132
3,900	Manitowoc Co., Inc.	151,710

		948,842

Mining — 0.6%
3,220	Freeport-McMoRan Copper & Gold, Inc., Class B	372,586

Oil & Gas — 6.6%
5,000	Anadarko Petroleum Corporation	374,850
12,400	Marathon Oil Corporation	637,236
4,000	Noble Corporation	252,560
7,800	Occidental Petroleum Corporation	717,054
9,300	Schlumberger, Ltd.	940,509
3,000	Smith International, Inc.	236,760
2,799	Transocean, Inc.(a)	420,382
7,000	Weatherford International, Ltd.(a)	319,410
5,750	XTO Energy, Inc.	365,815

		4,264,576

Railroads — 0.6%
3,500	Burlington Northern Santa Fe Corporation	395,675

Real Estate Investment Trusts — 0.3%
2,000	Public Storage	176,260

Retail — 6.8%
5,000	Costco Wholesale Corporation	356,600
18,000	CVS Caremark Corporation	770,220
14,000	McDonald’s Corporation	830,480
8,000	TJX Companies, Inc.	256,480
30,000	Wal-Mart Stores, Inc.	1,732,200
3,500	Walgreen Co.	126,070
8,400	Yum! Brands, Inc.	333,480

		4,405,530

Software — 8.3%
17,200	Hewlett-Packard Company	809,432
12,900	International Business Machines Corporation	1,669,647
68,100	Microsoft Corporation	1,928,592
40,600	Oracle Corporation(a)	927,304

		5,334,975

Technology — 2.7%
4,900	Apple, Inc.(a)	924,875
36,400	Intel Corporation	843,752

		1,768,627

Telecommunications — 5.7%
39,400	AT&T, Inc.	1,572,060
38,500	Cisco Systems, Inc.(a)	1,028,720
15,000	Corning, Inc.	410,100
17,800	Verizon Communications, Inc.	684,766

		3,695,646

Transportation — 0.3%
2,500	Ryder System, Inc.	183,575

Utilities — 3.6%
13,000	American Electric Power Company, Inc.	550,290
7,300	Constellation Energy Group, Inc.	629,479
10,600	FirstEnergy Corporation	834,326
7,400	Public Service Enterprise Group, Inc.	327,524

		2,341,619

Total Common Stocks		63,383,006

Investment Company — 1.8%
1,151,784	Performance Money Market Fund, Institutional Class 1.75%(b)(c)	1,151,784

Total Investment Companies		1,151,784

Total Investments (Cost $53,743,786)(d) — 100.0%		64,534,790
Liabilities in excess of other assets — 0.0%		(16,516)

NET ASSETS — 100.0%		$64,518,274

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of tax adjustments to securities. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$12,272,682
Unrealized depreciation	(1,460,973)

Net unrealized appreciation	$10,811,709

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2008

Shares	Security Description	Value

Common Stocks — 92.5%
Aerospace/Defense — 1.7%
5,350	Alliant Techsystems, Inc.(a)	$580,796
14,630	BE Aerospace, Inc.(a)	511,318
8,000	DRS Technologies, Inc.	630,240

		1,722,354

Automotive — 1.0%
20,000	BorgWarner, Inc.	1,034,200

Capital Goods — 3.5%
28,830	Commercial Metals Company	1,055,178
4,400	Precision Castparts Corporation	531,520
50,940	Steel Dynamics, Inc.	1,838,934

		3,425,632

Chemicals — 4.6%
15,820	Airgas, Inc.	936,069
15,000	Albemarle Corporation	667,050
4,050	CF Industries Holdings, Inc.	554,445
21,530	FMC Corporation	1,592,789
7,540	Lubrizol Corporation	422,994
8,690	Terra Industries, Inc.	379,145

		4,552,492

Commercial Services — 0.4%
22,250	Rollins, Inc.	353,997

Construction — 0.8%
8,000	Jacobs Engineering Group, Inc.(a)	758,240

Consumer Goods & Services — 2.3%
15,500	Church & Dwight Company, Inc.	882,415
20,000	Hawaiian Electric Industries, Inc.	527,600
26,270	Republic Services, Inc., Class A	865,071

		2,275,086

Consumer Products — 2.3%
19,500	Alberto-Culver Company	515,385
8,000	Hansen Natural Corporation(a)	249,920
23,500	Hormel Foods Corporation	888,065
7,780	Netflix, Inc.(a)	236,201
10,750	Tupperware Brands Corporation	411,725

		2,301,296

Diversified — 2.7%
26,280	Harsco Corporation	1,664,050
16,000	Roper Industries, Inc.	1,040,640

		2,704,690

Electronics — 4.8%
26,030	AMETEK, Inc.	1,335,339
14,700	Avnet, Inc.(a)	433,944
9,000	Energizer Holdings, Inc.(a)	734,310
28,000	MEMC Electronic Materials, Inc.(a)	1,922,480
6,000	Varian, Inc.(a)	332,940

		4,759,013

Energy — 6.9%
20,180	Arch Coal, Inc.	1,309,884
13,000	Newfield Exploration Company(a)	822,120
17,000	Noble Energy, Inc.	1,656,650
23,000	ONEOK, Inc.	1,151,380
16,000	Questar Corporation	1,027,520
22,000	Scana Corporation	883,080

		6,850,634

Environmental Services & Equipment — 0.9%
14,390	Stericycle, Inc.(a)	838,937

Financial Services — 3.8%
11,000	Cullen/Frost Bankers, Inc.	614,900
22,000	Eaton Vance Corporation	936,100
15,000	FirstMerit Corporation	303,150
56,000	New York Community Bancorp, Inc.	1,149,120
14,000	SEI Investments Co.	337,680
35,000	Synovus Financial Corporation	402,150

		3,743,100

Health Care — 4.1%
16,000	Covance, Inc.(a)	1,311,680
25,500	DENTSPLY International, Inc.	1,033,770
16,000	Henry Schein, Inc.(a)	891,520
19,500	Pharmaceutical Product Development, Inc.	862,095

		4,099,065

Higher Education — 1.2%
14,000	DeVry, Inc.	798,700
2,000	Strayer Education, Inc.	399,800

		1,198,500

Insurance — 3.0%
31,500	American Financial Group, Inc.	939,330
10,000	Everest Re Group, Ltd.	877,200

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

Shares	Security Description	Value

Common Stocks (continued)
Insurance (continued)

6,630	StanCorp Financial Group, Inc.	$364,584
30,000	W.R. Berkley Corporation	812,700

		2,993,814

Iron/Steel — 2.5%
7,350	Carpenter Technology Corporation	405,720
11,460	Cleveland-Cliffs, Inc.	1,222,782
12,580	Reliance Steel & Aluminum Company	855,063

		2,483,565

Machinery — 7.5%
17,010	AGCO Corporation(a)	1,027,914
10,300	Flowserve Corporation	1,426,756
30,000	FMC Technologies, Inc.(a)	2,155,500
17,430	Joy Global, Inc.	1,468,129
7,960	Lincoln Electric Holding, Inc.	656,541
8,096	National-Oilwell Varco, Inc.(a)	674,559

		7,409,399

Medical — 2.4%
32,000	Hologic, Inc.(a)	768,960
4,000	Intuitive Surgical, Inc.(a)	1,174,360
6,000	Techne Corporation(a)	471,000

		2,414,320

Oil & Gas — 17.9%
6,000	Bill Barrett Corporation(a)	322,980
36,000	Cameron International Corporation(a)	1,916,280
12,000	Cimarex Energy Co.	817,680
29,180	Denbury Resources, Inc.(a)	990,953
10,000	Encore Acquisition Company(a)	667,900
14,240	Energen Corporation	1,067,288
18,000	Equitable Resources, Inc.	1,264,140
13,000	Forest Oil Corporation(a)	867,750
11,000	Helmerich & Payne, Inc.	689,150
34,000	MDU Resources Group, Inc.	1,123,020
15,500	Pioneer Natural Resources Company	1,112,745
16,000	Plains Exploration & Production Company(a)	1,143,680
14,000	Pride International, Inc.(a)	615,160
13,000	Quicksilver Resources, Inc.(a)	473,590
10,000	Smith International, Inc.	789,200
44,000	Southwestern Energy Company(a)	1,950,960
13,000	Superior Energy Services, Inc.(a)	697,970
18,750	XTO Energy, Inc.	1,192,875

		17,703,321

Real Estate Investment Trusts — 1.5%
9,000	AMB Property Corporation	530,460
6,000	Federal Realty Investment Trust	483,720
7,000	Regency Centers Corporation	465,430

		1,479,610

Retail — 3.5%
13,000	Aeropostale, Inc.(a)	454,220
2,000	Chipotle Mexican Grill, Inc. — Class A(a)	184,600
9,930	Fastenal Company	490,939
16,000	GameStop Corporation(a)	793,600
29,000	Urban Outfitters, Inc.(a)	933,510
12,000	Warnaco Group, Inc.(a)	578,280

		3,435,149

Software — 2.3%
39,000	Activision, Inc.(a)	1,316,250
25,000	Mcafee, Inc.(a)	906,250

		2,222,500

Technology — 4.9%
12,290	Charles River Laboratories International, Inc.(a)	790,001
12,000	Invitrogen Corporation(a)	551,520
16,000	Jack Henry & Associates, Inc.	380,800
10,180	Sensient Technologies Corporation	320,161
9,230	SPX Corporation	1,226,482
41,000	Western Digital Corporation(a)	1,538,730

		4,807,694

Telecommunications — 2.9%
32,000	Amphenol Corporation, Class A	1,492,160
18,000	Cypress Semiconductor Corporation(a)	501,840
12,610	Harris Corporation	829,486

		2,823,486

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

Shares	Security Description	Value

Common Stocks (continued)

Transportation — 1.2%
15,000	J.B. Hunt Transportation Services, Inc.	$522,600
14,000	Kansas City Southern(a)	699,440

		1,222,040

Utilities — 1.9%
23,000	National Fuel Gas Company	1,387,130
10,000	Wisconsin Energy Corporation	480,400

		1,867,530

Total Common Stocks		91,479,664

Investment Companies — 6.3%
44,000	Ishares S&P MidCap 400 Value Index	4,102,120
2,107,282	Performance Money Market Fund, Institutional Class 1.75%(b)(c)	2,107,282

Total Investment Companies		6,209,402

Total Investments (Cost $72,372,444)(d) — 98.8%		97,689,066

Other assets in excess of liabilities — 1.2%		1,155,336

NET ASSETS — 100.0%		$98,844,402

(a)	Non-income producing security.

(b)	Investment in affiliate. Represents 2.1% of net assets on May 31, 2008.

(c)	Rate reflects the 7 day effective yield at May 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$26,882,208
Unrealized depreciation	(1,606,788)

Net unrealized appreciation	$25,275,420

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
May 31, 2008

Shares	Security Description	Value

Common Stocks — 97.3%
Aerospace/Defense — 6.0%
12,000	General Dynamics Corporation	$1,105,800
10,700	Lockheed Martin Corporation	1,171,008
17,000	Raytheon Company	1,085,620

		3,362,428

Basic Materials — 2.0%
9,000	Monsanto Company	1,146,600

Beverages — 2.3%
22,400	Molson Coors Brewing Company	1,299,200

Construction — 2.7%
16,000	Jacobs Engineering Group, Inc.(a)	1,516,480

Consumer Goods & Services — 1.7%
17,000	Church & Dwight Company, Inc.	967,810

Consumer Products — 3.4%
14,000	NIKE, Inc., Class B	957,180
25,000	Tupperware Brands Corporation	957,500

		1,914,680

Diversified — 9.3%
22,000	CSX Corporation	1,519,320
6,000	Fluor Corporation	1,119,300
21,000	Harsco Corporation	1,329,720
21,000	Thermo Fisher Scientific, Inc.(a)	1,239,420

		5,207,760

Electronics — 4.4%
27,000	AMETEK, Inc.	1,385,100
10,000	L-3 Communications Holdings, Inc.	1,073,900

		2,459,000

Energy — 4.5%
12,000	ChevronTexaco Corporation	1,189,800
14,000	Noble Energy, Inc.	1,364,300

		2,554,100

Health Care — 6.2%
20,000	Baxter International, Inc.	1,222,000
12,000	Becton, Dickinson & Company	1,013,400
17,000	Express Scripts, Inc.(a)	1,225,870

		3,461,270

Higher Education — 3.8%
20,000	DeVry, Inc.	1,141,000
5,000	Strayer Education, Inc.	999,500

		2,140,500

Insurance — 1.9%
16,000	Assurant, Inc.	1,088,480

Machinery — 11.9%
20,000	AGCO Corporation(a)	1,208,600
16,000	Deere & Company	1,301,440
10,000	Flowserve Corporation	1,385,200
18,000	FMC Technologies, Inc.(a)	1,293,300
18,000	National-Oilwell Varco, Inc.(a)	1,499,760

		6,688,300

Medical — 3.8%
3,000	Intuitive Surgical, Inc.(a)	880,770
16,000	Techne Corporation(a)	1,256,000

		2,136,770

Oil & Gas — 12.6%
26,000	Cameron International Corporation(a)	1,383,980
34,000	Denbury Resources, Inc.(a)	1,154,640
17,000	Energen Corporation	1,274,150
11,000	Murphy Oil Corporation	1,019,150
12,000	Praxair, Inc.	1,140,720
7,695	Transocean, Inc.(a)	1,155,712

		7,128,352

Retail — 5.4%

32,000	Aeropostale, Inc.(a)	1,118,080
16,000	McDonald’s Corporation	949,120
30,000	Urban Outfitters, Inc.(a)	965,700

		3,032,900

Software — 2.5%
41,000	Activision, Inc.(a)	1,383,750

Technology — 10.1%
6,000	Apple, Inc.(a)	1,132,500
19,000	Charles River Laboratories International, Inc.(a)	1,221,320
14,000	SPX Corporation	1,860,320
39,000	Western Digital Corporation(a)	1,463,670

		5,677,810

Telecommunications — 2.8%
34,000	Amphenol Corporation, Class A	1,585,420

Total Common Stocks		54,751,610

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

Shares	Security Description	Value

Investment Company — 2.7%
1,547,609	Performance Money Market Fund, Institutional Class 1.75%(b)(c)	$1,547,609

Total Investment Companies		1,547,609

Total Investments (Cost $47,618,919)(d) — 100.0%		56,299,219
Liabilities in excess of other assets — 0.0%		(13,198)

NET ASSETS — 100.0%		$56,286,021

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of tax adjustments to securities. Cost for federal income tax purposes differs from value by net unrealized appreciation of the securities as follows:

Unrealized appreciation	$9,254,350
Unrealized depreciation	(458,337)

Net unrealized appreciation	$8,796,013

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
May 31, 2008

Shares	Security Description	Value

Common Stocks — 91.5%
Business Equipment & Services — 1.3%
18,130	Pitney Bowes, Inc.	$658,300

Chemicals — 3.2%
18,640	Dow Chemical Company	753,056
18,830	Du Pont de Nemours, E.I.	902,145

		1,655,201

Consumer Goods & Services — 6.6%
10,190	3M Company	790,336
12,960	Altria Group, Inc.	288,490
12,100	Kimberly-Clark Corporation	771,980
12,960	Philip Morris International, Inc.(a)	682,474
12,750	Procter & Gamble Company	842,137

		3,375,417

Consumer Products — 1.5%
23,468	Kraft Foods, Inc.	762,241

Diversified — 4.2%
27,700	Alcoa, Inc.	1,124,343
33,150	General Electric Company	1,018,368

		2,142,711

Energy — 19.8%
24,580	Chesapeake Energy Corporation	1,346,247
9,820	ChevronTexaco Corporation	973,653
11,770	ConocoPhillips	1,095,787
6,000	Consol Energy, Inc.	585,360
9,990	Diamond Offshore Drilling, Inc.	1,363,035
32,950	Enterprise Products Partners, LP	997,396
17,910	Kinder Morgan Energy Partners, LP	1,041,825
13,500	ONEOK, Inc.	675,810
5,760	Peabody Energy Corporation	425,779
36,490	Penn Virginia Resource Partners, LP	992,163
13,370	Valero Energy Corporation	679,731

		10,176,786

Financial Services — 10.9%
18,540	Bank of America Corporation	630,545
13,900	Comerica, Inc.	516,802
32,590	FirstMerit Corporation	658,644
3,946	Guaranty Financial Group, Inc.(a)	24,860
10,930	JPMorgan Chase & Co.	469,990
25,910	KeyCorp	504,468
50,270	People’s United Financial, Inc.	830,963
24,300	San Juan Basin Royalty Trust	1,011,852
29,580	U.S. Bancorp	981,760

		5,629,884

Health Care — 6.6%
17,770	Abbott Laboratories	1,001,339
36,950	Bristol-Myers Squibb Company	842,091
13,400	Johnson & Johnson	894,316
32,670	Pfizer, Inc.	632,491

		3,370,237

Insurance — 1.4%
13,920	Allstate Corporation	709,085

Machinery — 1.9%
11,780	Joy Global, Inc.	992,229

Oil & Gas — 4.1%
5,900	CNOOC Limited	1,046,011
7,178	Transocean, Inc.(a)	1,078,064

		2,124,075

Paper Products — 0.3%
11,840	Temple-Inland, Inc.	172,509

Railroads — 6.2%
13,470	Burlington Northern Santa Fe Corporation	1,522,783
20,560	Union Pacific Corporation	1,692,294

		3,215,077

Real Estate Investment Trusts — 6.5%
18,730	AMB Property Corporation	1,103,946
7,730	Boston Properties, Inc.	755,530
3,946	Forestar Real Estate Group, Inc.(a)	98,650
21,130	HCP, Inc.	723,914
14,470	Plum Creek Timber Company, Inc.	675,026

		3,357,066

Retail — 2.1%
18,000	McDonald’s Corporation	1,067,760

Telecommunications — 3.8%
27,520	AT&T, Inc.	1,098,048
409	FairPoint Communications, Inc.	3,681
21,710	Verizon Communications, Inc.	835,184

		1,936,913

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
May 31, 2008

Shares/
Principal
Amount	Security Description	Value

Common Stocks (continued)

Utilities — 11.1%
22,420	Dominion Resources, Inc.	$1,038,046
32,050	Duke Energy Corporation	592,284
26,770	Great Plains Energy, Inc.	702,177
37,800	NiSource, Inc.	683,802
29,630	OGE Energy Corporation	994,087
19,070	Progress Energy, Inc.	815,433
25,040	Southern Company	906,448

		5,732,277

Total Common Stocks		47,077,768

U.S. Government Agency Securities — 3.5%
Federal National Mortgage Association — 1.7%
$861,621	6.00%, 3/1/37	875,165

Government National Mortgage Association — 1.8%
887,854	6.00%, 10/15/37	905,000

Total U.S. Government Agency Securities		1,780,165

Investment Companies — 5.0%
74,190	John Hancock Bank and Thrift Opportunity Fund	425,851
1,361,673	Performance Money Market Fund, Institutional Class 1.75%(b)(c)	1,361,673
51,890	Pimco Corporate Opportunity Fund	760,707

Total Investment Companies		2,548,231

Total Investments (Cost $45,552,314)(d) — 100.0%		51,406,164
Other assets in excess of liabilities — 0.0%		17,777

NET ASSETS — 100.0%		$51,423,941

(a)	Non-income producing security.

(b)	Investment in affiliate. Represents 2.6% of net assets on May 31, 2008.

(c)	Rate reflects the 7 day effective yield at May 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of tax adjustments to securities. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,090,602
Unrealized depreciation	(2,773,885)

Net unrealized appreciation	$6,316,717

LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
May 31, 2008

Shares	Security Description	Value

Investment Companies — 99.4%(a)
16,674	Performance Intermediate Term Income Fund, Institutional Class	$171,074
43,242	Performance Large Cap Equity Fund, Institutional Class	433,716
48,470	Performance Leaders Equity Fund, Institutional Class(b)	458,040
31,531	Performance Mid Cap Equity Fund, Institutional Class	452,152
76,293	Performance Money Market Fund, Institutional Class 1.75%(c)	76,293
177	Performance Short Term Government Income Fund, Institutional Class	1,758
14,471	Performance Strategic Dividend Fund, Institutional Class	170,897

Total Investment Companies		1,763,930

Total Investments (Cost $1,862,713)(d) — 99.4%		1,763,930
Other assets in excess of liabilities — 0.6%		10,979

NET ASSETS — 100.0%		$1,774,909

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at May 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$29,516
Unrealized depreciation	(175,868)

Net unrealized depreciation	$(146,352)

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
May 31, 2008

Shares	Security Description	Value

Investment Companies — 100.5%(a)
38,723	Performance Intermediate Term Income Fund, Institutional Class	$397,293
53,427	Performance Large Cap Equity Fund, Institutional Class	535,873
44,304	Performance Leaders Equity Fund, Institutional Class(b)	418,671
29,283	Performance Mid Cap Equity Fund, Institutional Class	419,913
50,897	Performance Money Market Fund, Institutional Class 1.75%(c)	50,897
40,110	Performance Short Term Government Income Fund, Institutional Class	397,890
33,956	Performance Strategic Dividend Fund, Institutional Class	401,017

Total Investment Companies		2,621,554

Total Investments (Cost $2,687,683)(d) — 100.5%		2,621,554
Liabilities in excess of other assets — (0.5)%		(12,392)

NET ASSETS — 100.0%		$2,609,162

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at May 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$46,178
Unrealized depreciation	(155,327)

Net unrealized depreciation	$(109,149)

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
May 31, 2008

Shares	Security Description	Value

Investment Companies — 99.4%(a)
46,905	Performance Intermediate Term Income Fund, Institutional Class	$481,242
19,657	Performance Large Cap Equity Fund, Institutional Class	197,162
21,643	Performance Mid Cap Equity Fund, Institutional Class	310,360
69,915	Performance Money Market Fund, Institutional Class 1.75%(b)	69,915
49,220	Performance Short Term Government Income Fund, Institutional Class	488,258
35,191	Performance Strategic Dividend Fund, Institutional Class	415,602

Total Investment Companies		1,962,539

Total Investments (Cost $1,943,189)(c) — 99.4%		1,962,539
Other assets in excess of liabilities — 0.6%		12,682

NET ASSETS — 100.0%		$1,975,221

(a)	Investments in affiliate.

(b)	Rate reflects the 7 day effective yield at May 31, 2008.

(c)	Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$58,530
Unrealized depreciation	(67,388)

Net unrealized depreciation	$(8,858)

See notes to financial statements.

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Performance Funds Trust
Statements of Assets and Liabilities
May 31, 2008

		The U.S.		The
		Treasury	The Short Term	Intermediate
	The Money	Money Market	Government	Term Income
	Market Fund	Fund	Income Fund	Fund

Assets:
Investments in unaffiliated securities, at value(a)	$681,909,471	$160,116,838	$67,101,956	$76,532,999
Investments in affiliated securities, at value	—	—	1,574,463	1,346,394
Repurchase agreements, at value	36,786,080	—	—	—

Total Investments, at value	718,695,551	160,116,838	68,676,419	77,879,393

Cash	—	—	—	—
Interest and dividends receivable	591,255	3,229	934,539	589,296
Receivable for capital shares issued	—	—	71,715	140,225
Receivable from Advisor	—	—	—	—
Prepaid expenses	10,449	1,148	4,560	6,039

Total Assets	719,297,255	160,121,215	69,687,233	78,614,953

Liabilities:
Dividends payable	1,047,847	120,020	110,339	140,171
Payable for capital shares redeemed	—	—	2,045	31,567
Payable for return of collateral received	—	18,000,000	—	1,339,335
Accrued expenses and other liabilities:
Advisory	160,118	10,912	23,632	30,353
Administration	10,764	2,293	1,195	1,142
Service Organization	116	—	2,349	2,091
Accounting	—	—	—	—
Distribution	4,812	—	1,057	1,426
Custodian	24,634	4,365	2,363	2,639
Transfer agent	17,301	1,887	4,290	5,736
Trustee	11,982	3,451	203	1,731
Chief Compliance Officer	5,235	1,328	245	696
Other	147,765	27,390	13,810	18,036

Total Liabilities	1,430,574	18,171,646	161,528	1,574,923

Net Assets	$717,866,681	$141,949,569	$69,525,705	$77,040,030

Composition of Net Assets:
Capital	$717,872,380	$141,938,719	$71,047,100	$77,121,381
Accumulated (distributions in excess of) net investment income	—	(13,098)	27,044	(3,930)
Accumulated net realized gains/(losses) from investment transactions	(5,699)	23,948	(2,567,477)	(2,207,429)
Net unrealized appreciation/(depreciation) on investments	—	—	1,019,038	2,130,008

Net Assets	$717,866,681	$141,949,569	$69,525,705	$77,040,030

Net Assets:
Institutional Class Shares	$695,528,539	$141,949,569	$64,545,568	$70,699,638
Class A Shares	22,338,142	—	4,980,137	6,233,320
Class B Shares	—	—	—	107,072
Class C Shares	—	—	—	—

Total Net Assets	$717,866,681	$141,949,569	$69,525,705	$77,040,030

Shares Outstanding:
Institutional Class Shares	695,522,866	141,925,621	6,504,580	6,893,034
Class A Shares	22,339,783	—	502,171	608,359
Class B Shares	—	—	—	10,452
Class C Shares	—	—	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$1.00	$9.92	$10.26
Class A Shares	$1.00	$—	$9.92	$10.25
Class B Shares*	$—	$—	$—	$10.24
Class C Shares*	$—	$—	$—	$—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%	5.25%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	$—	$—	$10.23	$10.82

Investments in unaffiliated securities, at cost	$718,695,551	$160,116,838	$66,082,918	$74,402,991
Investments in affiliated securities, at cost	—	—	1,574,463	1,346,394

Total Investments, at cost	$718,695,551	$160,116,838	$67,657,381	$75,749,385

(a)	The U.S. Treasury Money Market Fund and The Intermediate Term Income Fund include securities on loan of $17,925,840 and $1,310,791, respectively.

*	Redemption price per share varies on length of time shares are held.

				The	The	The
				Performance	Performance	Performance
The Large			The Strategic	Advisor	Advisor	Advisor
Cap Equity	The Mid Cap	The Leaders	Dividend	Growth	Moderate	Conservative
Fund	Equity Fund	Equity Fund	Fund	Portfolio	Portfolio	Portfolio

$63,383,006	$95,581,784	$54,751,610	$50,044,491	$—	$—	$—
1,151,784	2,107,282	1,547,609	1,361,673	1,763,930	2,621,554	1,962,539
—	—	—	—	—	—	—

64,534,790	97,689,066	56,299,219	51,406,164	1,763,930	2,621,554	1,962,539

—	1,185,000	—	—	1,944	2,430	2,150
123,151	55,526	36,535	164,030	1,730	4,561	4,737
961	21,071	25	50	500	—	—
—	—	—	—	11,365	12,331	9,267
10,900	9,804	8,446	1,227	658	736	752

64,669,802	98,960,467	56,344,225	51,571,471	1,780,127	2,641,612	1,979,445

19,357	—	—	92,352	—	—	—
61,562	4,691	39	8,869	—	26,005	—
—	—	—	—	—	—	—

32,675	61,830	36,969	25,409	—	—	—
1,102	1,679	818	755	22	32	24
2,788	4,569	3,420	3,323	—	—	—
25	—	—	—	—	—	—
4,482	6,223	754	270	1,488	2,251	1,673
2,178	3,298	1,860	1,747	30	45	33
13,829	10,510	5,713	3,336	3,204	3,407	1,959
614	2,204	—	869	38	42	32
306	871	62	381	20	7	27
12,610	20,190	8,569	10,219	416	661	476

151,528	116,065	58,204	147,530	5,218	32,450	4,224

$64,518,274	$98,844,402	$56,286,021	$51,423,941	$1,774,909	$2,609,162	$1,975,221

$53,812,353	$70,267,803	$48,489,869	$45,068,307	$1,800,441	$2,586,223	$1,919,744
(2,075)	—	—	(92,352)	—	—	1,349
(83,008)	3,259,977	(884,148)	594,136	73,251	89,068	34,778
10,791,004	25,316,622	8,680,300	5,853,850	(98,783)	(66,129)	19,350

$64,518,274	$98,844,402	$56,286,021	$51,423,941	$1,774,909	$2,609,162	$1,975,221

$44,460,957	$71,495,884	$53,353,210	$50,144,608	$—	$—	$—
19,708,893	26,637,394	2,690,468	1,279,333	—	—	—
348,424	711,124	242,343	—	—	—	—
—	—	—	—	1,774,909	2,609,162	1,975,221

$64,518,274	$98,844,402	$56,286,021	$51,423,941	$1,774,909	$2,609,162	$1,975,221

4,433,347	4,985,613	5,648,744	4,246,708	—	—	—
1,995,528	1,927,175	291,095	108,126	—	—	—
38,841	59,201	28,106	—	—	—	—
—	—	—	—	249,542	291,846	205,519

$10.03	$14.34	$9.45	$11.81	$—	$—	$—
$9.88	$13.82	$9.24	$11.83	$—	$—	$—
$8.97	$12.01	$8.62	$—	$—	$—	$—
$—	$—	$—	$—	$7.11	$8.94	$9.61

5.25%	5.25%	5.25%	5.25%	N/A	N/A	N/A

$10.43	$14.59	$9.75	$12.49	$—	$—	$—

$52,592,002	$70,265,162	$46,071,310	$44,190,641	$—	$—	$—
1,151,784	2,107,282	1,547,609	1,361,673	1,862,713	2,687,683	1,943,189

$53,743,786	$72,372,444	$47,618,919	$45,552,314	$1,862,713	$2,687,683	$1,943,189

Performance Funds Trust
Statements of Operations
For the year ended May 31, 2008

		The U.S. Treasury	The Short Term	The Intermediate
	The Money	Money Market	Government	Term Income
	Market Fund	Fund(a)	Income Fund	Fund

Investment Income:
Interest	$23,769,815	$2,068,679	$3,030,298	$4,422,808
Dividend	—	38,181	—	—
Income from securities lending	—	17,265	2,987	23,679
Income from affiliates	—	—	51,056	35,796

Total Investment Income	23,769,815	2,124,125	3,084,341	4,482,283

Expenses:
Advisory	1,765,172	237,639	272,760	430,849
Administration	353,026	55,450	47,733	51,701
Distribution:
Class A Shares	101,704	—	17,201	22,076
Class B Shares	499	—	—	1,263
Class C Shares	—	—	—	—
Service Organization:
Institutional Class Shares	—	—	49,727	62,814
Class A Shares	692	—	—	87
Accounting	47,818	25,584	45,491	54,595
Audit	112,656	17,150	12,160	13,208
Custodian	235,358	31,685	27,276	34,468
Legal	177,654	30,464	22,497	27,040
Registration and filing	43,060	3,237	7,722	10,166
Chief Compliance Officer	59,211	5,932	7,760	8,871
Shareholder reports	45,935	19,458	6,373	8,402
Transfer agent	84,043	7,540	23,205	31,593
Trustee	63,758	7,590	8,051	9,087
Other	72,241	4,809	19,579	21,945

Total expenses before fee reductions	3,162,827	446,538	567,535	788,165
Advisory reductions and/or reimbursements	(235,358)	(158,427)	—	(34,468)
Distributor reductions	(29,058)	—	(4,914)	(6,307)
Custodian reductions	—	—	—	—
Reimbursement by Advisor	—	—	(32,006)	(42,072)

Net Expenses	2,898,411	288,111	530,615	705,318

Net Investment Income/(Loss)	20,871,404	1,836,014	2,553,726	3,776,965

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	3,790	48,744	(15,611)	634,822
Net realized gain distributions from investment companies	—	—	—	—
Net realized gains / (losses) from investment transactions of affiliates	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	—	—	1,518,661	2,080,776

Net realized/unrealized gains/(losses) from Investments	3,790	48,744	1,503,050	2,715,598

Change in net assets resulting from operations	$20,875,194	$1,884,758	$4,056,776	$6,492,563

(a)	Period from commencement of operations on September 18, 2007 through May 31, 2008.

(b)	Distributions from an affiliated investment company.

				The Performance	The Performance	The Performance
The Large Cap	The Mid Cap	The Leaders	The Strategic	Advisor	Advisor	Advisor
Equity Fund	Equity Fund	Equity Fund	Dividend Fund	Growth Portfolio	Moderate Portfolio	Conservative Portfolio

$13,033	$14,741	$6,986	$93,812	$—	$—	$—
977,547	616,476	316,232	1,793,279	—	—	—
—	—	—	—	—	—	—
66,947	109,276	51,722	40,994	21,808	65,830	55,956

1,057,527	740,493	374,940	1,928,085	21,808	65,830	55,956

373,334	660,071	519,585	385,216	4,856	7,987	4,822
43,556	61,607	31,174	30,817	971	1,597	964

74,161	89,883	9,274	5,404	—	—	—
6,426	8,233	2,880	—	—	—	—
—	—	—	—	19,424	31,950	19,286

30,099	48,210	38,635	39,363	—	—	—
27	—	—	—	—	—	—
51,926	51,437	48,709	43,940	33,915	33,915	33,894
11,032	17,052	8,990	7,890	395	615	366
24,889	35,204	20,783	20,545	777	1,278	771
20,676	26,864	17,036	16,867	633	1,125	631
30,175	30,317	25,554	4,781	1,302	1,653	1,295
7,132	8,735	6,034	5,577	203	366	168
6,584	8,899	5,245	4,954	3,542	5,495	3,181
67,883	52,717	30,734	18,863	16,240	16,867	10,591
7,335	9,276	6,255	5,872	139	382	225
17,093	22,448	14,108	14,524	1,034	1,465	1,009

772,328	1,130,953	784,996	604,613	83,431	104,695	77,203
—	—	(124,320)	(112,201)	(43,703)	(44,492)	(37,735)
(21,189)	(25,681)	(2,650)	(1,544)	—	—	—
—	—	—	—	(388)	(639)	(386)
(29,722)	(41,899)	(25,446)	—	(1,006)	(1,586)	(937)

721,417	1,063,373	632,580	490,868	38,334	57,978	38,145

336,110	(322,880)	(257,640)	1,437,217	(16,526)	7,852	17,811

2,079,121	3,667,142	1,206,443	598,236	—	—	—
—	—	—	112,663	166,417 (b)	180,930 (b)	65,407 (b)

—	—	—	—	(26,862)	(26,710)	587

(5,981,185)	3,320,107	(1,038,959)	(2,291,628)	(164,186)	(201,196)	(40,794)

(3,902,064)	6,987,249	167,484	(1,580,729)	(24,631)	(46,976)	25,200

$(3,565,954)	$6,664,369	$(90,156)	$(143,512)	$(41,157)	$(39,124)	$43,011

Performance Funds Trust
Statements of Changes in Net Assets

			The U.S. Treasury Money
	The Money Market Fund		Market Fund
	For the	For the	For the
	year ended	year ended	period ended
	May 31,	May 31,	May 31,
	2008(a)	2007	2008(b)

Investment Activities:
Operations:
Net investment income/(loss)	$20,871,404	$24,250,818	$1,836,014
Net realized gains/ (losses) from investment transactions	3,790	(86)	48,744
Net realized gains from redemptions in-kind	—	—	—
Change in unrealized appreciation/ depreciation from investments	—	—	—

Change in net assets resulting from operations	20,875,194	24,250,732	1,884,758

Dividends:
From net investment income:
Institutional Class Shares	(19,857,719)	(22,761,485)	(1,836,014)
Class A Shares	(1,011,976)	(1,485,519)	—
Class B Shares	(1,709)	(3,814)	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	(24,796)
Class A Shares	—	—	—
Class B Shares	—	—	—

Change in net assets from shareholder dividends	(20,871,404)	(24,250,818)	(1,860,810)

Change in net assets from capital transactions	237,681,891	(36,775,927)	141,925,621

Change in net assets	237,685,681	(36,776,013)	141,949,569
Net Assets:
Beginning of year	480,181,000	516,957,013	—

End of year	$717,866,681	$480,181,000	$141,949,569

Accumulated (distributions in excess of) net investment income	$—	$—	$(13,098)

(a)	Effective February 29, 2008, all Class B Shares of this Fund were merged into Class A Shares and Class B Shares were no longer offered.

(b)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund		The Large Cap Equity Fund
For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2008	2007	2008	2007	2008	2007

$2,553,726	$3,110,982	$3,776,965	$3,562,265	$336,110	$485,108

(15,611)	(615,929)	634,822	26,128	2,079,121	8,401,783
—	—	—	—	—	3,647,216

1,518,661	1,368,417	2,080,776	138,109	(5,981,185)	(1,941,014)

4,056,776	3,863,470	6,492,563	3,726,502	(3,565,954)	10,593,093

(2,417,892)	(3,057,654)	(3,530,473)	(3,302,501)	(235,285)	(379,866)
(179,471)	(207,368)	(268,251)	(280,361)	(99,229)	(149,152)
—	—	(4,435)	(9,756)	(1,594)	(4,993)

—	—	—	—	(5,968,836)	(11,782,746)
—	—	—	—	(3,230,697)	(5,908,140)
—	—	—	—	(103,189)	(437,537)

(2,597,363)	(3,265,022)	(3,803,159)	(3,592,618)	(9,638,830)	(18,662,434)

(841,809)	(40,836,922)	(10,347,849)	36,443,700	13,827,655	(9,121,856)

617,604	(40,238,474)	(7,658,445)	36,577,584	622,871	(17,191,197)

68,908,101	109,146,575	84,698,475	48,120,891	63,895,403	81,086,600

$69,525,705	$68,908,101	$77,040,030	$84,698,475	$64,518,274	$63,895,403

$27,044	$27,042	$(3,930)	$(4,031)	$(2,075)	$(2,077)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2008	2007	2008	2007

Investment Activities:
Operations:
Net investment income/(loss)	$(322,880)	$(241,379)	$(257,640)	$(118,750)
Net realized gains/ (losses) from investment transactions	3,667,142	10,303,851	1,206,443	3,994,493
Net realized gains/ (losses) from investment transactions of affiliates	—	—	—	—
Net realized gain distributions from investment companies	—	—	—	—
Change in unrealized appreciation/ depreciation from investments	3,320,107	1,245,095	(1,038,959)	3,455,285

Change in net assets resulting from operations	6,664,369	11,307,567	(90,156)	7,331,028

Dividends:
From net investment income:
Institutional Class Shares	(2,279)	(53,231)	—	—
Class A Shares	—	(24,987)	—	—
Class B Shares	—	(581)	—	—
Class C Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	(5,382,427)	(8,596,176)	(4,877,353)	(3,261,377)
Class A Shares	(2,423,710)	(5,027,365)	(275,890)	(214,330)
Class B Shares	(92,043)	(231,175)	(32,551)	(35,271)
Class C Shares	—	—	—	—
From tax return of capital:
Institutional Class Shares	—	—	(156,016)	—
Class A Shares	—	—	(8,612)	—
Class B Shares	—	—	(994)	—

Change in net assets from shareholder dividends	(7,900,459)	(13,933,515)	(5,351,416)	(3,510,978)

Change in net assets from capital transactions	13,919,128	(15,652,416)	8,815,572	(4,663,089)

Change in net assets	12,683,038	(18,278,364)	3,374,000	(843,039)
Net Assets:
Beginning of year	86,161,364	104,439,728	52,912,021	53,755,060

End of year	$98,844,402	$86,161,364	$56,286,021	$52,912,021

Accumulated net investment income	$—	$—	$—	$—

(a)	Distributions from an affiliated investment company.

See notes to financial statements.

		The Performance Advisor
The Strategic Dividend Fund		Growth Portfolio		The Performance Advisor Moderate Portfolio		The Performance Advisor Conservative Portfolio
For the	For the	For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2008	2007	2008	2007	2008	2007	2008	2007

$1,437,217	$1,278,111	$(16,526)	$(19,429)	$7,852	$27,366	$17,811	$36,891
598,236	1,967,382	—	—	—	—	—	—
—	—	(26,862)	(10,394)	(26,710)	15,550	587	(46,317)
112,663	76,661	166,417 (a)	343,477 (a)	180,930 (a)	472,316 (a)	65,407 (a)	137,149 (a)
(2,291,628)	6,502,793	(164,186)	(116,465)	(201,196)	(55,639)	(40,794)	112,796

(143,512)	9,824,947	(41,157)	197,189	(39,124)	459,593	43,011	240,519

(1,372,027)	(1,281,137)	—	—	—	—	—	—
(38,082)	(36,051)	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	(6,577)	(23,947)	(27,843)	(24,728)	(18,282)	(33,864)

(1,592,173)	(586,132)	—	—	—	—	—	—
(44,614)	(17,492)	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	(266,317)	(1,250,326)	(447,404)	(1,086,557)	(104,903)	(302,118)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(3,046,896)	(1,920,812)	(272,894)	(1,274,273)	(475,247)	(1,111,285)	(123,185)	(335,982)

(1,412,362)	14,499,495	(134,366)	(3,752,060)	(1,021,616)	(5,363,468)	(22,941)	(3,616,884)

(4,602,770)	22,403,630	(448,417)	(4,829,144)	(1,535,987)	(6,015,160)	(103,115)	(3,712,347)

56,026,711	33,623,081	2,223,326	7,052,470	4,145,149	10,160,309	2,078,336	5,790,683

$51,423,941	$56,026,711	$1,774,909	$2,223,326	$2,609,162	$4,145,149	$1,975,221	$2,078,336

($92,352)	$321,584	$—	$—	$—	$2,638	$1,349	$1,637

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

			The U.S. Treasury Money
	The Money Market Fund		Market Fund
	For the	For the	For the
	year ended	year ended	period ended
	May 31,	May 31,	May 31,
	2008(a)	2007	2008(b)

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$1,526,802,460	$1,485,689,881	$513,205,441
Dividends reinvested	41,264	54,961	—
Cost of shares redeemed	(1,282,380,963)	(1,513,568,623)	(371,279,820)

Institutional Class Shares capital transactions	244,462,761	(27,823,781)	141,925,621

Class A Shares:
Proceeds from shares issued	37,072,564	29,740,894	—
Proceeds from shares issued in merger	1,963	—	—
Dividends reinvested	1,009,424	1,605,152	—
Cost of shares redeemed	(44,762,178)	(40,285,008)	—

Class A Shares capital transactions	(6,678,227)	(8,938,962)	—

Class B Shares:
Proceeds from shares issued	1,889	—	—
Dividends reinvested	1,681	4,132	—
Cost of shares redeemed	(104,250)	(17,316)	—
Cost of Shares redeemed in merger	(1,963)	—	—

Class B Shares capital transactions	(102,643)	(13,184)	—

Change in net assets from capital transactions	$237,681,891	$(36,775,927)	$141,925,621

Share Transactions:
Institutional Class Shares:
Issued	1,526,802,460	1,485,689,881	513,205,441
Reinvested	41,264	54,961	—
Redeemed	(1,282,380,963)	(1,513,568,623)	(371,279,820)

Change in Institutional Class Shares	244,462,761	(27,823,781)	141,925,621

Class A Shares:
Issued	37,072,564	29,740,894	—
Issued in merger	1,963	—	—
Reinvested	1,009,424	1,605,152	—
Redeemed	(44,762,178)	(40,285,008)	—

Change in Class A Shares	(6,678,227)	(8,938,962)	—

Class B Shares:
Issued	1,889	—	—
Reinvested	1,681	4,132	—
Redeemed	(104,250)	(17,316)	—
Redeemed in merger	(1,963)	—	—

Change in Class B Shares	(102,643)	(13,184)	—

Change in shares	237,681,891	(36,775,927)	141,925,621

(a)	Effective February 29, 2008, all Class B Shares of this Fund were merged into Class A Shares and Class B Shares were no longer offered.

(b)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund		The Large Cap Equity Fund
For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2008	2007	2008	2007	2008	2007

$12,862,805	$18,767,328	$21,089,321	$60,535,259	$16,633,689	$11,387,063
1,133,825	1,660,423	1,769,673	1,558,778	4,279,947	9,587,818
(14,467,870)	(60,220,074)	(33,005,402)	(25,063,379)	(7,086,607)	(29,424,972)

(471,240)	(39,792,323)	(10,146,408)	37,030,658	13,827,029	(8,450,091)

1,122,340	2,401,931	1,694,475	2,849,619	2,157,561	11,137,683
—	—	—	—	—	—
174,588	194,064	259,883	268,002	3,301,852	6,004,838
(1,667,497)	(3,640,594)	(2,056,873)	(3,598,727)	(4,861,887)	(16,812,626)

(370,569)	(1,044,599)	(102,515)	(481,106)	597,526	329,895

—	—	20	—	1,451	2,519
—	—	1,877	6,017	100,645	432,513
—	—	(100,823)	(111,869)	(698,996)	(1,436,692)
—	—	—	—	—	—

—	—	(98,926)	(105,852)	(596,900)	(1,001,660)

$(841,809)	$(40,836,922)	$(10,347,849)	$36,443,700	$13,827,655	$(9,121,856)

1,298,107	1,934,261	2,068,237	6,026,493	1,513,377	912,962
114,774	170,861	173,024	154,598	398,783	837,649
(1,466,040)	(6,201,599)	(3,187,372)	(2,480,950)	(622,080)	(2,322,907)

(53,159)	(4,096,477)	(946,111)	3,700,141	1,290,080	(572,296)

113,353	247,569	165,277	283,503	198,219	945,510
—	—	—	—	—	—
17,681	19,976	25,402	26,639	312,279	531,482
(169,477)	(374,835)	(200,794)	(358,159)	(445,679)	(1,391,411)

(38,443)	(107,290)	(10,115)	(48,017)	64,819	85,581

—	—	—	—	148	181
—	—	185	599	10,445	41,284
—	—	(10,112)	(11,073)	(68,730)	(119,404)
—	—	—	—	—	—

—	—	(9,927)	(10,474)	(58,137)	(77,939)

(91,602)	(4,203,767)	(966,153)	3,641,650	1,296,762	(564,654)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2008	2007	2008	2007

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$20,655,948	$22,502,208	$13,459,832	$9,224,001
Dividends reinvested	3,552,083	5,825,192	1,812,776	1,089,511
Cost of shares redeemed	(11,429,522)	(42,130,629)	(6,617,497)	(14,257,970)

Institutional Class Shares capital transactions	12,778,509	(13,803,229)	8,655,111	(3,944,458)

Class A Shares:
Proceeds from shares issued	6,587,817	13,309,428	675,886	2,239,273
Dividends reinvested	2,408,511	5,003,248	271,801	206,434
Cost of shares redeemed	(7,600,389)	(19,870,372)	(715,045)	(2,993,115)

Class A Shares capital transactions	1,395,939	(1,557,696)	232,642	(547,408)

Class B Shares:
Proceeds from shares issued	13,350	60,456	2,400	11,483
Dividends reinvested	92,043	231,399	32,788	28,590
Cost of shares redeemed	(360,713)	(583,346)	(107,369)	(211,296)

Class B Shares capital transactions	(255,320)	(291,491)	(72,181)	(171,223)

Class C Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	—

Class C Shares capital transactions	—	—	—	—

Change in net assets from capital transactions	$13,919,128	$(15,652,416)	$8,815,572	$(4,663,089)

Share Transactions:
Institutional Class Shares:
Issued	1,510,737	1,671,425	1,414,481	969,240
Reinvested	254,992	459,370	178,951	118,297
Redeemed	(806,951)	(2,848,929)	(658,417)	(1,505,932)

Change in Institutional Class Shares	958,778	(718,134)	935,015	(418,395)

Class A Shares:
Issued	510,736	1,022,131	69,454	235,229
Reinvested	179,338	407,127	27,399	22,785
Redeemed	(575,668)	(1,498,795)	(74,416)	(319,994)

Change in Class A Shares	114,406	(69,537)	22,437	(61,980)

Class B Shares:
Issued	1,122	4,811	269	1,249
Reinvested	7,853	21,152	3,529	3,324
Redeemed	(31,009)	(45,640)	(12,027)	(23,436)

Change in Class B Shares	(22,034)	(19,677)	(8,229)	(18,863)

Class C Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class C Shares	—	—	—	—

Change in shares	1,051,150	(807,348)	949,223	(499,238)

See notes to financial statements.

The Strategic Dividend Fund		The Performance Advisor Growth Portfolio		The Performance Advisor Moderate Portfolio		The Performance Advisor Conservative Portfolio
For the	For the	For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
2008	2007	2008	2007	2008	2007	2008	2007

$9,665,832	$27,576,738	$—	$—	$—	$—	$—	$—
1,065,472	729,314	—	—	—	—	—	—
(11,606,277)	(14,099,670)	—	—	—	—	—	—

(874,973)	14,206,382	—	—	—	—	—	—

371,328	552,081	—	—	—	—	—	—
82,284	50,168	—	—	—	—	—	—
(991,001)	(309,136)	—	—	—	—	—	—

(537,389)	293,113	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	106,069	205,360	45,201	454,725	390,954	617,975
—	—	260,111	1,219,795	445,730	994,383	123,075	320,970
—	—	(500,546)	(5,177,215)	(1,512,547)	(6,812,576)	(536,970)	(4,555,829)

—	—	(134,366)	(3,752,060)	(1,021,616)	(5,363,468)	(22,941)	(3,616,884)

$(1,412,362)	$14,499,495	$(134,366)	$(3,752,060)	$(1,021,616)	$(5,363,468)	$(22,941)	$(3,616,884)

826,392	2,436,807	—	—	—	—	—	—
90,355	62,321	—	—	—	—	—	—
(972,184)	(1,191,654)	—	—	—	—	—	—

(55,437)	1,307,474	—	—	—	—	—	—

30,582	46,947	—	—	—	—	—	—
6,955	4,287	—	—	—	—	—	—
(82,057)	(25,999)	—	—	—	—	—	—

(44,520)	25,235	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	13,463	19,431	5,074	40,691	40,934	59,772
—	—	35,475	159,050	48,601	100,741	12,751	32,933
—	—	(65,901)	(499,488)	(157,491)	(627,714)	(54,626)	(442,656)

—	—	(16,963)	(321,007)	(103,816)	(486,282)	(941)	(349,951)

(99,957)	1,332,709	(16,963)	(321,007)	(103,816)	(486,282)	(941)	(349,951)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset			Net
	Value,	Net		Realized		Total from		Net
	Beginning	Investment		Gains on		Investment		Investment	Total
	of Period	Income		Investments		Activities		Income	Dividends

Institutional Class Shares
Year Ended May 31, 2008	$1.00	$0.04		$—	*	$0.04		$(0.04)	$(0.04)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2005	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2004	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Class A Shares
Year Ended May 31, 2008	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *

*	Less than $0.005 per share.

(a)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses to	Income to	Expenses to
Value,	Total	Period	Average Net	Average Net	Average Net
End of Period	Return	(000’s)	Assets	Assets	Assets(a)

$1.00	3.78%	$695,529	0.48%	3.56%	0.52%
1.00	4.86%	451,062	0.48%	4.75%	0.52%
1.00	3.58%	478,886	0.47%	3.54%	0.51%
1.00	1.55%	450,051	0.48%	1.54%	0.59%
1.00	0.60%	439,167	0.45%	0.60%	0.58%

1.00	3.52%	22,338	0.73%	3.49%	0.87%
1.00	4.60%	29,016	0.73%	4.50%	0.87%
1.00	3.32%	37,955	0.72%	3.28%	0.86%
1.00	1.30%	36,207	0.73%	1.26%	0.94%
1.00	0.33%	40,497	0.70%	0.35%	0.93%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
Net Asset
	Value,	Net	Net Realized	Total from	Net
	Beginning	Investment	Gains on	Investment	Investment	Total
	of Period	Income	Investments	Activities	Income	Dividends

Institutional Class Shares
Period Ended May 31, 2008(d)	$1.00	$0.02	$—	$0.02	$(0.02)	$(0.02)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would be as indicated.

(d)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses to	Income to	Expenses to
Value, End	Total	Period	Average Net	Average Net	Average Net
of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)

$1.00	1.68%	$141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
			and
	Net Asset		Unrealized
	Value,	Net	Gains/(Losses)	Total from	Net
	Beginning	Investment	on	Investment	Investment	Total
	of Period	Income	Investments	Activities	Income	Dividends

Institutional Class Shares
Year Ended May 31, 2008	$9.71	$0.38	$0.21	$0.59	$(0.38)	$(0.38)
Year Ended May 31, 2007	9.66	0.35	0.07	0.42	(0.37)	(0.37)
Year Ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)
Year Ended May 31, 2005	9.94	0.25	(0.08)	0.17	(0.28)	(0.28)
Year Ended May 31, 2004	10.20	0.25	(0.23)	0.02	(0.28)	(0.28)
Class A Shares
Year Ended May 31, 2008	9.70	0.36	0.22	0.58	(0.36)	(0.36)
Year Ended May 31, 2007	9.65	0.33	0.07	0.40	(0.35)	(0.35)
Year Ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	(0.30)
Year Ended May 31, 2005	9.93	0.23	(0.09)	0.14	(0.25)	(0.25)
Year Ended May 31, 2004	10.19	0.21	(0.21)	0.00	(0.26)	(0.26)

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income to	Expenses to
Value, End	Sales	Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)

$9.92	6.14%	$64,546	0.77%	3.76%	0.81%	28.90%
9.71	4.44%	63,663	0.77%	3.64%	0.77%	37.78%
9.66	1.48%	102,892	0.74%	2.95%	0.74%	35.38%
9.83	1.72%	77,271	0.76%	2.62%	0.76%	68.96%
9.94	0.22%	80,391	0.73%	2.50%	0.73%	35.79%

9.92	6.07%	4,980	0.94%	3.60%	1.09%	28.90%
9.70	4.25%	5,245	0.95%	3.47%	1.05%	37.78%
9.65	1.30%	6,254	0.93%	2.75%	1.02%	35.38%
9.82	1.46%	7,422	1.01%	2.37%	1.11%	68.96%
9.93	(0.03)%	9,691	0.98%	2.22%	1.08%	35.79%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Year Ended May 31, 2008	$9.99	$0.45	$0.27	$0.72	$(0.45)	$(0.45)
Year Ended May 31, 2007	9.95	0.46	0.04	0.50	(0.46)	(0.46)
Year Ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	(0.48)
Year Ended May 31, 2005	10.39	0.48	0.05	0.53	(0.47)	(0.47)
Year Ended May 31, 2004	10.96	0.51	(0.59)	(0.08)	(0.49)	(0.49)
Class A Shares
Year Ended May 31, 2008	9.98	0.44	0.27	0.71	(0.44)	(0.44)
Year Ended May 31, 2007	9.94	0.45	0.04	0.49	(0.45)	(0.45)
Year Ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	(0.46)
Year Ended May 31, 2005	10.38	0.45	0.06	0.51	(0.45)	(0.45)
Year Ended May 31, 2004	10.95	0.51	(0.62)	(0.11)	(0.46)	(0.46)
Class B Shares
Year Ended May 31, 2008	9.98	0.36	0.26	0.62	(0.36)	(0.36)
Year Ended May 31, 2007	9.94	0.37	0.04	0.41	(0.37)	(0.37)
Year Ended May 31, 2006	10.43	0.38	(0.49)	(0.11)	(0.38)	(0.38)
Year Ended May 31, 2005	10.38	0.37	0.05	0.42	(0.37)	(0.37)
Year Ended May 31, 2004	10.95	0.40	(0.59)	(0.19)	(0.38)	(0.38)

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.04% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income to	Expenses to
Value, End	Sales	Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)

$10.26	7.34%	$70,700	0.81%	4.41%	0.90%	10.56%
9.99	5.12%	78,322	0.86%	4.50%	0.90%	5.62%
9.95	(0.22)%	41,187	0.87%	4.65%	0.92%	1.56%
10.45	5.22%	63,370	0.83%	4.50%	0.88%	6.71%
10.39	(0.77)%	68,896	0.82%	4.72%	0.87%	20.22%

10.25	7.16%	6,233	0.98%	4.23%	1.17%	10.56%
9.98	4.94%	6,173	0.98%	4.40%	1.12%	5.62%
9.94	(0.39)%	6,628	1.04%	4.48%	1.19%	1.56%
10.44	4.96%	7,751	1.08%	4.25%	1.23%	6.71%
10.38	(1.03)%	7,578	1.07%	4.50%	1.22%	20.22%

10.24	6.24%	107	1.74%	3.49%	1.82%	10.56%
9.98	4.15%	203	1.73%	3.66%	1.77%	5.62%
9.94	(1.05)%	307	1.79%	3.73%	1.84%	1.56%
10.43	4.07%	436	1.83%	3.52%	1.88%	6.71%
10.38	(1.77)%	591	1.82%	3.72%	1.87%	20.22%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized		Dividends
	Value,	Net	Gains/(Losses)	Total from	Net	Net
	Beginning	Investment	on	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Year Ended May 31, 2008	$12.43	$0.06	$(0.61)	$(0.55)	$(0.06)	$(1.79)	$(1.85)
Year Ended May 31, 2007	14.21	0.09	1.87	1.96	(0.10)	(3.64)	(3.74)
Year Ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)
Year Ended May 31, 2005	15.75	0.16	1.43	1.59	(0.15)	(2.07)	(2.22)
Year Ended May 31, 2004	15.19	0.15	1.77	1.92	(0.14)	(1.22)	(1.36)
Class A Shares
Year Ended May 31, 2008	12.28	0.05	(0.61)	(0.56)	(0.05)	(1.79)	(1.84)
Year Ended May 31, 2007	14.08	0.07	1.85	1.92	(0.08)	(3.64)	(3.72)
Year Ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)
Year Ended May 31, 2005	15.66	0.12	1.43	1.55	(0.13)	(2.07)	(2.20)
Year Ended May 31, 2004	15.12	0.10	1.77	1.87	(0.11)	(1.22)	(1.33)
Class B Shares
Year Ended May 31, 2008	11.38	(0.07)	(0.52)	(0.59)	(0.03)	(1.79)	(1.82)
Year Ended May 31, 2007	13.34	(0.04)	1.75	1.71	(0.03)	(3.64)	(3.67)
Year Ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)
Year Ended May 31, 2005	15.18	—	1.38	1.38	(0.07)	(2.07)	(2.14)
Year Ended May 31, 2004	14.73	(0.01)	1.72	1.71	(0.04)	(1.22)	(1.26)

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.06% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)

$10.03	(5.27)%	$44,461	1.09%	0.61%	1.14%	51.79%
12.43	16.30%	39,081	1.08%	0.75%	1.08%	108.51%
14.21	10.12%	52,782	1.04%	0.38%	1.04%	79.00%
15.12	10.43%	62,083	1.03%	1.02%	1.03%	78.95%
15.75	13.06%	68,743	1.01%	0.03%	1.01%	36.91%

9.88	(5.44)%	19,709	1.26%	0.43%	1.41%	51.79%
12.28	16.15%	23,711	1.26%	0.54%	1.36%	108.51%
14.08	9.93%	25,971	1.21%	0.20%	1.31%	79.00%
15.01	10.16%	27,457	1.27%	0.77%	1.37%	78.95%
15.66	12.73%	28,495	1.26%	0.67%	1.36%	36.91%

8.97	(6.19)%	348	2.01%	(0.36)%	2.07%	51.79%
11.38	15.32%	1,104	1.99%	(0.16)%	1.99%	108.51%
13.34	9.04%	2,334	1.96%	(0.54)%	1.96%	79.00%
14.42	9.34%	2,591	2.03%	0.02%	2.03%	78.95%
15.18	11.92%	3,058	2.01%	(0.08)%	2.01%	36.91%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized		Dividends
	Value,	Net	Gains/(Losses)	Total from	Net	Net
	Beginning	Investment	on	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Year Ended May 31, 2008	$14.72	$(0.04)	$1.01	$0.97	$— *	$(1.35)	$(1.35)
Year Ended May 31, 2007	15.65	(0.02)	2.26	2.24	(0.02)	(3.15)	(3.17)
Year Ended May 31, 2006	15.97	(0.01)	1.98	1.97	— *	(2.29)	(2.29)
Year Ended May 31, 2005	15.96	0.03	1.92	1.95	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.53	(0.04)	3.47	3.43	—	—	—
Class A Shares
Year Ended May 31, 2008	14.26	(0.06)	0.97	0.91	—	(1.35)	(1.35)
Year Ended May 31, 2007	15.27	(0.06)	2.21	2.15	(0.01)	(3.15)	(3.16)
Year Ended May 31, 2006	15.66	(0.04)	1.94	1.90	—	(2.29)	(2.29)
Year Ended May 31, 2005	15.72	0.01	1.87	1.88	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.37	(0.07)	3.42	3.35	—	—	—
Class B Shares
Year Ended May 31, 2008	12.65	(0.17)	0.88	0.71	—	(1.35)	(1.35)
Year Ended May 31, 2007	14.00	(0.16)	1.97	1.81	(0.01)	(3.15)	(3.16)
Year Ended May 31, 2006	14.62	(0.14)	1.81	1.67	—	(2.29)	(2.29)
Year Ended May 31, 2005	14.90	(0.12)	1.77	1.65	(0.01)	(1.92)	(1.93)
Year Ended May 31, 2004	11.81	(0.11)	3.20	3.09	—	—	—

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
	Total		Ratio of	Investment	Ratio of
Net Asset	Return	Net Assets	Expenses to	Income/(Loss)	Expenses to
Value, End	(Excludes Sales	at End of	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)	Period (000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)

$14.34	6.85%	$71,496	1.15%	(0.31)%	1.20%	63.22%
14.72	17.58%	59,283	1.20%	(0.24)%	1.20%	66.55%
15.65	12.50%	74,275	1.14%	(0.08)%	1.14%	79.67%
15.97	12.90%	70,363	1.15%	0.18%	1.15%	78.09%
15.96	27.45%	65,878	1.14%	(0.18)%	1.14%	18.89%

13.82	6.64%	26,637	1.32%	(0.48)%	1.47%	63.22%
14.26	17.46%	25,851	1.37%	(0.40)%	1.47%	66.55%
15.27	12.28%	28,752	1.32%	(0.26)%	1.42%	79.67%
15.66	12.69%	23,440	1.40%	(0.06)%	1.50%	78.09%
15.72	27.08%	21,766	1.39%	(0.43)%	1.49%	18.89%

12.01	5.86%	711	2.07%	(1.22)%	2.12%	63.22%
12.65	16.46%	1,028	2.13%	(1.15)%	2.13%	66.55%
14.00	11.53%	1,412	2.06%	(1.01)%	2.06%	79.67%
14.62	11.81%	1,092	2.15%	(0.82)%	2.15%	78.09%
14.90	26.16%	1,027	2.15%	(1.17)%	2.15%	18.89%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
	Net Asset		and
	Value,	Net	Unrealized	Total from	Return	Net
	Beginning	Investment	Gains/(Losses)	Investment	of	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Capital	Gains	Dividends

Institutional Class Shares
Year Ended May 31, 2008	$10.56	$(0.04)	$0.01	$(0.03)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	9.75	(0.02)	1.55	1.53	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.11	(0.04)	1.68	1.64	—	—	—
Year Ended May 31, 2005	7.51	(0.02)	0.62	0.60	—	—	—
Year Ended May 31, 2004	6.19	(0.04)	1.36	1.32	—	—	—
Class A Shares
Year Ended May 31, 2008	10.38	(0.07)	0.01	(0.06)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.63	(0.05)	1.52	1.47	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.02	(0.05)	1.66	1.61	—	—	—
Year Ended May 31, 2005	7.45	(0.05)	0.62	0.57	—	—	—
Year Ended May 31, 2004	6.14	(0.06)	1.37	1.31	—	—	—
Class B Shares
Year Ended May 31, 2008	9.82	(0.15)	0.03	(0.12)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.21	(0.14)	1.47	1.33	—	(0.72)	(0.72)
Year Ended May 31, 2006	7.73	(0.12)	1.60	1.48	—	—	—
Year Ended May 31, 2005	7.23	(0.09)	0.59	0.50	—	—	—
Year Ended May 31, 2004	6.02	(0.12)	1.33	1.21	—	—	—

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)

$9.45	(0.94)%	$53,353	1.20%	(0.48)%	1.49%	135.97%
10.56	16.77%	49,767	1.25%	(0.22)%	1.48%	151.32%
9.75	20.22%	50,064	1.25%	(0.39)%	1.48%	141.77%
8.11	7.99%	40,227	1.25%	(0.49)%	1.55%	219.39%
7.51	21.32%	31,127	1.25%	(0.72)%	1.57%	196.42%

9.24	(1.26)%	2,690	1.45%	(0.73)%	1.77%	135.97%
10.38	16.35%	2,788	1.50%	(0.47)%	1.75%	151.32%
9.63	20.07%	3,183	1.50%	(0.66)%	1.75%	141.77%
8.02	7.65%	2,019	1.50%	(0.70)%	1.90%	219.39%
7.45	21.34%	1,036	1.50%	(0.97)%	1.92%	196.42%

8.62	(1.98)%	242	2.20%	(1.47)%	2.42%	135.97%
9.82	15.54%	357	2.25%	(1.21)%	2.40%	151.32%
9.21	19.15%	508	2.25%	(1.39)%	2.40%	141.77%
7.73	6.92%	386	2.25%	(1.46)%	2.55%	219.39%
7.23	20.10%	239	2.25%	(1.71)%	2.57%	196.42%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
				Net Realized
	Net Asset			and	Total
	Value,	Net		Unrealized	from	Net	Return	Net
	Beginning	Investment		Gains/(Losses)	Investment	Investment	of	Realized	Total
	of Period	Income		on Investments	Activities	Income	Capital	Gains	Dividends

Institutional Class Shares
Year Ended May 31, 2008	$12.58	$0.33	(e)	$(0.38)	$(0.05)	$(0.33)	$—	$(0.39)	$(0.72)
Year Ended May 31, 2007	10.77	0.28		1.96	2.24	(0.30)	—	(0.13)	(0.43)
Year Ended May 31, 2006	10.23	0.31		0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)
Period Ended May 31, 2005(f)	10.00	0.16		0.24	0.40	(0.17)	—	—	(0.17)
Class A Shares
Year Ended May 31, 2008	12.60	0.30	(e)	(0.38)	(0.08)	(0.30)	—	(0.39)	(0.69)
Year Ended May 31, 2007	10.78	0.25		1.96	2.21	(0.26)	—	(0.13)	(0.39)
Year Ended May 31, 2006	10.23	0.30		0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)
Period Ended May 31, 2005(f)	10.00	0.15		0.24	0.39	(0.16)	—	—	(0.16)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	Amounts calculated using the daily average shares method.

(f)	Fund commenced operations on November 9, 2004.

See notes to financial statements.

				Ratio of
			Ratio of	Net Investment	Ratio of
Net Asset	Total Return	Net Assets at	Expenses to	Income to	Expenses to
Value, End	(Excludes Sales	End of Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)	Turnover(d)

$11.81	(0.27)%	$50,145	0.95%	2.81%	1.17%	6.61%
12.58	21.25%	54,103	0.95%	2.56%	1.13%	17.04%
10.77	8.67%	32,250	0.95%	2.89%	1.17%	8.92%
10.23	3.94%	19,218	0.95%	3.14%	1.47%	9.13%

11.83	(0.48)%	1,279	1.20%	2.55%	1.44%	6.61%
12.60	20.89%	1,924	1.20%	2.28%	1.41%	17.04%
10.78	8.53%	1,373	1.20%	2.73%	1.52%	8.92%
10.23	3.91%	1,227	1.20%	2.94%	1.84%	9.13%

See notes to financial statements.

Performance Funds Trust
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
	Net Asset		and
	Value,	Net	Unrealized	Total from	Net	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Gains	Dividends

The Performance Advisor Growth Portfolio Class C Shares
Year Ended May 31, 2008	$8.34	$(0.07)	$(0.03)	$(0.10)	$(0.02)	$(1.11)	$(1.13)
Year Ended May 31, 2007	12.00	(0.10)	1.13	1.03	(0.06)	(4.63)	(4.69)
Year Ended May 31, 2006	11.66	0.08	1.03	1.11	(0.12)	(0.65)	(0.77)
Year Ended May 31, 2005	11.11	(0.02)	0.78	0.76	— *	(0.21)	(0.21)
Period Ended May 31, 2004(f)	10.00	(0.06)	1.17	1.11	—	—	—
The Performance Advisor Moderate Portfolio Class C Shares
Year Ended May 31, 2008	10.48	0.01	(0.01)	—	(0.08)	(1.46)	(1.54)
Year Ended May 31, 2007	11.52	0.05	0.98	1.03	(0.04)	(2.03)	(2.07)
Year Ended May 31, 2006	11.41	0.13	0.67	0.80	(0.13)	(0.56)	(0.69)
Year Ended May 31, 2005	10.90	0.04	0.63	0.67	(0.03)	(0.13)	(0.16)
Period Ended May 31, 2004(f)	10.00	(0.02)	0.92	0.90	—	—	—
The Performance Advisor Conservative Portfolio Class C Shares
Year Ended May 31, 2008	10.07	0.09	0.11	0.20	(0.09)	(0.57)	(0.66)
Year Ended May 31, 2007	10.41	0.12	0.74	0.86	(0.11)	(1.09)	(1.20)
Year Ended May 31, 2006	10.53	0.25	0.21	0.46	(0.24)	(0.34)	(0.58)
Year Ended May 31, 2005	10.40	0.08	0.36	0.44	(0.08)	(0.23)	(0.31)
Period Ended May 31, 2004(f)	10.00	0.03	0.40	0.43	(0.03)	—	(0.03)

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. The impact to the total return was 0.05%.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	The Distributor made a one time reimbursement of prior period Distribution fees during the year. Excluding the reimbursement, Total Return would have been 8.78%, 6.48% and 3.51% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. Expense and investment income ratios disclosed do not include the effect of this reimbursement. Including this reimbursement, the net Ratio of Expenses to Average Net Assets was 0.50%, 0.72% and 0.41% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively and the Ratio of Net Investment Income to Average Net Assets was 0.76%, 1.16% and 2.33%, respectively.

(f)	Fund commenced operations on August 5, 2003.

See notes to financial statements.

						Ratio of Net
	Total		Net Assets	Ratio of		Investment		Ratio of
Net Asset	Return		at End of	Expenses to		Income/(Loss)		Expenses to
Value, End	(Excludes		Period	Average Net		to Average Net		Average Net	Portfolio
of Period	Sales Charge)(a)(b)		(000’s)	Assets(a)(c)		Assets(a)(c)		Assets(c)(d)	Turnover

$7.11	(1.48)%		$1,775	1.98%		(0.85)%		4.31%	22.59%
8.34	12.22%		2,223	1.99%		(0.52)%		3.03%	62.21%
12.00	9.63	%(e)	7,052	1.36	%(e)	(0.10	)%(e)	2.03%	40.18%
11.66	6.89%		9,447	1.57%		(0.28)%		2.16%	5.14%
11.11	11.10%		6,680	1.99%		(0.78)%		2.36%	13.98%

8.94	(0.27)%		2,609	1.82%		0.25%		3.29%	17.58%
10.48	10.18%		4,145	1.84%		0.41%		2.34%	49.38%
11.52	7.13	%(e)	10,160	1.36	%(e)	0.53	%(e)	1.87%	38.83%
11.41	6.19%		13,181	1.45%		0.35%		1.98%	4.86%
10.90	9.00%		7,530	1.97%		(0.26)%		2.33%	10.07%

9.61	2.02%		1,975	1.98%		0.93%		4.01%	28.66%
10.07	8.74%		2,078	1.99%		1.07%		2.92%	32.06%
10.41	4.42	%(e)	5,791	1.35	%(e)	1.39	%(e)	2.03%	37.78%
10.53	4.25%		8,620	1.58%		0.84%		2.18%	6.30%
10.40	4.27%		5,698	2.04%		0.36%		2.40%	12.32%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
May 31, 2008

1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio (individually a “Fund”, collectively the “Funds”). Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The U.S. Treasury Money Market Fund, which offers Institutional Class Shares only, The Money Market Fund, The Short Term Government Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Portfolios, which offer Class C Shares only. On February 28, 2008, the Class B Shares of the Money Market Fund were merged into the Class A Shares.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, and The Strategic Dividend Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares of The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund have a contingent deferred sales charge (“CDSC”) of 5.00% of original purchase price or sale price (whichever is less) within the first year declining to 0% after the seventh year. The Class C Shares of The Performance Advisor Portfolios have a CDSC of 1.00% as a percentage of the original purchase price or sale price (whichever is less) if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:
In September 2006, the Financial Accounting Standards Board (“FASB”) issued a Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will materially impact

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

the Funds’ financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Securities Valuation:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies, including fund of funds, are valued at their respective net asset values as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Related Investment Income:
During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. Information on the investment of cash collateral, if any, is shown below. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained J.P Morgan Chase as their securities lending agent and compensate the firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

The following Funds loaned securities and received cash (which was used to acquire a repurchase agreement), and or U.S. government agency obligations (with interest rates ranging from 0.0% to 11.0% and maturity dates from 12/1/08 to 1/1/48) as collateral with the following values as of May 31, 2008:

		Value of Collateral
	Value of Loaned		Non-Cash
Fund	Securities	Cash Collateral	Collateral	Total

The U.S. Treasury Money Market Fund	$17,925,840	$18,000,000	$—	$18,000,000
The Short Term Government Income Fund	$2,089,790	$—	$2,131,586	$2,131,586
The Intermediate Term Income Fund	$7,904,731	$1,339,335	$6,725,819	$8,065,154

In-Kind Redemptions:
In certain circumstances, each Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Funds’ recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds’ would recognize a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gains (losses) to paid-in-capital. During the year ended May 31, 2007, the Large Cap Equity Fund realized $3,647,216 of net gain on $13,564,180 of in-kind redemptions.

Expense Allocation:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders:
The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund,

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

3. Related Party Transactions

Advisor and Custodian:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management, which receives a fee, payable by the Advisor. For the year ended May 31, 2008, the advisory fee rates were as follows:

Advisory Fee Rate

The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%
The Strategic Dividend Fund	0.75%
The Performance Advisor Growth Portfolio	0.25%
The Performance Advisor Moderate Portfolio	0.25%
The Performance Advisor Conservative Portfolio	0.25%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

Administration:
Citi Fund Services, Ohio, Inc.(formerly BISYS Fund Services Ohio, Inc.) (“Citi”), with whom certain officers of the Funds are affiliated, serves the Trust as administrator. On August 1, 2007, Citibank N.A., acquired The BISYS Group, Inc. and its subsidiaries. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly as follows:

Administration
Fee Rate

The Money Market Fund	0.06%
The U.S. Treasury Money Market Fund	0.07%
The Short Term Government Income Fund	0.07%
The Intermediate Term Income Fund	0.06%
The Large Cap Equity Fund	0.07%
The Mid Cap Equity Fund	0.07%
The Leaders Equity Fund	0.06%
The Strategic Dividend Fund	0.06%
The Performance Advisor Growth Portfolio	0.05%
The Performance Advisor Moderate Portfolio	0.05%
The Performance Advisor Conservative Portfolio	0.05%

Under a Compliance Services Agreement between the Funds and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under a separate Compliance Services Agreement, Citi provides infrastructure and support in monitoring the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under both agreements, the Funds paid $110,000 for the year ended May 31, 2008, plus certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill. Prior to May 6, 2008, Citi provided an employee to serve as the Funds’ CCO.

Certain Officers of the Trust are affiliated with Trustmark, Citi and Beacon Hill. Such Officers receive no compensation from the Funds for serving in their respective roles.

Distribution Plan:
Performance Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC, serves as the distribution agent of the Funds. As Distributor, Foreside Financial Group, LLC receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares. Prior to August 1, 2007, the distributor was a wholly-owned subsidiary of The BISYS Group, Inc.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2008, the Distributor received $8,190 from commissions earned on sales of the Funds of which $225 was re-allowed to Trustmark and the Distributor (affiliated broker/dealers).

Service Organization:
The Trust, except for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services the shareholder servicing agents receive an annual fee up to

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Shares (except the Institutional Shares of The Money Market Fund) that is computed daily and paid monthly. The Institutional Class Shares of the Money Market Fund and the U.S. Treasury Money Market Fund, the Class A Shares of the Short Term Government Income Fund, the Mid Cap Equity Fund, the Leaders Equity Fund and the Strategic Dividend Fund and the Class B Shares of all the Funds do not currently have assets with any shareholder servicing agents subject to the Agreement.

Accounting and Transfer Agency:
Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As Fund Accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As Transfer Agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions:
The Advisor, Custodian and the Distributor reduced fees as stated in the Statements of Operations. The Advisor has agreed to contractually limit its Advisory fee on the U.S. Treasury Money Market Fund to 0.10% until, at least, September 30, 2008. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund and The Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

		Expense
Fund	Class	Limitation

The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2008. As of May 31, 2008, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective fund.

	Amount
	Waived or	Expires
Fund	Reimbursed	May 31,

The Leaders Equity Fund	$109,986	2009
	107,949	2010
	124,320	2011
The Strategic Dividend Fund	62,280	2009
	87,507	2010
	112,201	2011

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

A summary of the Funds’ investments in affiliated securities for the year ended May 31, 2008 is noted below:

	Beginning			Ending
	Balance			Balance	Dividends
Fund	5/31/07	Purchases	Sales	05/31/08	Received

The Short Term Government Income Fund, investments in:
The Money Market Fund, Institutional Class	$1,378,463	$26,275,599	$26,079,599	$1,574,463	$51,056
The Intermediate Term Income Fund, investments in:
The Money Market Fund, Institutional Class	605,378	24,392,833	23,651,817	1,346,394	35,796
The Large Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	1,958,398	28,147,674	28,954,288	1,151,784	66,947
The Mid Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	2,002,838	37,394,591	37,290,147	2,107,282	109,276
The Leaders Equity Fund, investments in:
The Money Market Fund, Institutional Class	709,710	27,770,651	26,932,752	1,547,609	51,722
The Strategic Dividend Fund, investments in:
The Money Market Fund, Institutional Class	296,613	13,431,341	12,366,281	1,361,673	40,994
The Performance Advisor Growth Portfolio, investments in:
The Money Market Fund, Institutional Class	84,109	353,874	361,690	76,293	2,665
The Short Term Government Income Fund, Institutional Class	1,655	66	—	1,758	66
The Intermediate Term Income Fund, Institutional Class	140,652	73,645	50,000	171,074	8,761
The Large Cap Equity Fund, Institutional Class	585,273	76,695	123,109	433,716	2,749
The Mid Cap Equity Fund, Institutional Class	476,980	122,160	135,581	452,152	16
The Leaders Equity Fund, Institutional Class	472,071	131,670	95,000	458,040	—
The Strategic Dividend Fund, Institutional Class	465,365	21,144	285,000	170,897	8,133
The Performance Advisor Moderate Portfolio, investments in:
The Money Market Fund, Institutional Class	170,949	897,910	1,017,962	50,897	3,554
The Short Term Government Income Fund, Institutional Class	623,447	64,843	302,104	397,890	18,911
The Intermediate Term Income Fund, Institutional Class	614,342	22,952	255,000	397,293	22,078
The Large Cap Equity Fund, Institutional Class	658,597	210,071	211,138	535,873	3,191
The Mid Cap Equity Fund, Institutional Class	609,693	42,761	215,000	419,913	21
The Leaders Equity Fund, Institutional Class	424,151	164,044	120,000	418,671	—
The Strategic Dividend Fund, Institutional Class	1,042,834	44,070	620,000	401,017	17,890
The Performance Advisor Conservative Portfolio, investments in:
The Money Market Fund, Institutional Class	93,824	633,588	657,497	69,915	3,761
The Short Term Government Income Fund, Institutional Class	416,355	270,116	203,916	488,258	15,187
The Intermediate Term Income Fund, Institutional Class	622,789	40,919	200,000	481,242	25,291
The Large Cap Equity Fund, Institutional Class	209,062	63,316	37,500	197,162	1,102
The Mid Cap Equity Fund, Institutional Class	316,877	65,917	69,000	310,360	12
The Strategic Dividend Fund, Institutional Class	417,208	86,687	66,000	415,601	10,532

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding U.S. Government securities and short-term securities) for the year ended May 31, 2008, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$—	$—
The Intermediate Term Income Fund	—	2,240,000
The Large Cap Equity Fund	36,696,581	31,321,989
The Mid Cap Equity Fund	58,265,070	53,856,658
The Leaders Equity Fund	71,179,292	68,662,189
The Strategic Dividend Fund	2,367,904	5,947,722
The Performance Advisor Growth Portfolio	425,380	688,690
The Performance Advisor Moderate Portfolio	548,741	1,723,242
The Performance Advisor Conservative Portfolio	526,955	576,416

Purchases and sales of U.S. Government securities for the year ended May 31, 2008, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$19,047,458	$22,635,677
The Intermediate Term Income Fund	8,930,421	17,782,781
The Strategic Dividend Fund	945,532	1,134,413

5. Federal Income Taxes
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

As required, effective November 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Delaware (i.e. the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

The tax character of dividends paid during the fiscal year ended May 31, 2008, was as follows:

	Dividends paid from
		Net Long			Total
	Ordinary	Term Capital	Total Taxable	Tax Return of	Distributions
	Income	Gains	Distributions	Capital	Paid[1]

The Money Market Fund	$21,701,905	$—	$21,701,905	$—	$21,701,905
The U.S. Treasury Money Market Fund	1,740,790	—	1,740,790	—	1,740,790
The Short Term Government Income Fund	2,718,291	—	2,718,291	—	2,718,291
The Intermediate Term Income Fund	3,981,787	—	3,981,787	—	3,981,787
The Large Cap Equity Fund	385,248	9,240,575	9,625,823	—	9,625,823
The Mid Cap Equity Fund	—	7,900,459	7,900,459	—	7,900,459
The Leaders Equity Fund	1,957,189	3,228,605	5,185,794	165,622	5,351,416
The Strategic Dividend Fund	1,173,576	1,809,358	2,982,934	—	2,982,934
The Performance Advisor Growth Portfolio	1,963	270,931	272,894	—	272,894
The Performance Advisor Moderate Portfolio	43,758	432,135	475,893	—	475,893
The Performance Advisor Conservative Portfolio	51,172	73,219	124,391	—	124,391

The tax character of dividends paid during the fiscal year ended May 31, 2007, was as follows:

	Dividends paid from
		Net Long	Total Taxable
	Ordinary	Term Capital	Distributions
	Income	Gains	Paid[1]

The Money Market Fund	$24,354,282	$—	$24,354,282
The Short Term Government Income Fund	3,354,972	—	3,354,972
The Intermediate Term Income Fund	3,474,291	—	3,474,291
The Large Cap Equity Fund	527,661	18,128,423	18,656,084
The Mid Cap Equity Fund	—	13,933,515	13,933,515
The Leaders Equity Fund	—	3,510,978	3,510,978
The Strategic Dividend Fund	1,242,657	651,459	1,894,116
The Performance Advisor Growth Portfolio	374,616	899,657	1,274,273
The Performance Advisor Moderate Portfolio	725,042	385,598	1,110,640
The Performance Advisor Conservative Portfolio	166,928	173,479	340,407

[1]	Total distributions paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

As of May 31, 2008, the components of accumulated earnings (deficit) on a tax basis was as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Distribution	Capital and Other	Appreciation	Earnings
	Income	Capital Gains	Earnings	Payable[1]	Losses	(Depreciation)[2]	(Deficit)

The Money Market Fund	$1,047,847	$—	$1,047,847	$(1,047,847)	$(5,699)	$—	$(5,699)
The U.S. Treasury Money Market Fund	139,628	—	139,628	(120,020)	$—	(8,758)	10,850
The Short Term Government Income Fund	137,383	—	137,383	(110,339)	(2,567,477)	1,019,038	(1,521,395)
The Intermediate Term Income Fund	136,241	—	136,241	(140,171)	(2,207,429)	2,130,008	(81,351)
The Large Cap Equity Fund	17,282	—	17,282	(19,357)	(103,713)	10,811,709	10,705,921
The Mid Cap Equity Fund	—	3,301,179	3,301,179	—	—	25,275,420	28,576,599
The Leaders Equity Fund	—	—	—	—	(999,861)	8,796,013	7,796,152
The Strategic Dividend Fund	—	131,269	131,269	(92,352)	—	6,316,717	6,355,634
The Performance Advisor Growth Portfolio	1,624	119,196	120,820	—	—	(146,352)	(25,532)
The Performance Advisor Moderate Portfolio	—	132,088	132,088	—	—	(109,149)	22,939
The Performance Advisor Conservative Portfolio	1,349	62,986	64,335	—	—	(8,858)	55,477

[1]	Total distributions paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

As of May 31, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:

	Amount	Expires

The Money Market Fund	$1,635	2014
	4,064	2015
The Short Term Government Income Fund	723,544	2009
	86,910	2012
	20,905	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Intermediate Term Income Fund	2,207,429	2009

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2008

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending May 31, 2009:

Post-October
Losses

The Large Cap Equity Fund	$103,716
The Leaders Equity Fund	999,861

6. Legal and Regulatory Matters (Unaudited)
On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc. consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries was acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The impact, if any, of the SEC Order on the Funds has not yet been determined. Neither the Trust nor the Advisor were parties to the SEC Order, nor is the Trust or the Advisor bound by the SEC Order or its findings. In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. These amounts are disclosed as a “Reimbursement by Advisor” in the Statements of Operations. In addition, the corresponding impact to the total return, net expense ratio and net income ratio are disclosed in the Financial Highlights.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Performance Funds Trust:

We have audited the accompanying statements of assets and liabilities of The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio (each a series of Performance Funds Trust, hereinafter referred to as the Funds), including the schedules of portfolio investments, as of May 31, 2008, and the related statements of operations for the period then ended and the statements of changes in net assets and financial highlights for each period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended May 31, 2006 and prior were audited by other auditors whose report thereon dated July 28, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian or transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2008 and the results of their operations for the period then ended and the changes in its net assets and financial highlights for each period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
July 22, 2008

Performance Funds Trust

Additional Information (Unaudited)

Holdings Tables (Unaudited)
The Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

U.S. Government Agency Securities	53.0%
Financial Services	19.5%
Consumer Goods & Services	9.0%
Repurchase Agreement	5.1%
Beverages	4.2%
Energy	4.2%
Medical	4.2%
Municipal Bonds	0.9%
Other Assets/Liabilities	−0.1%

Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

U.S. Treasury Bills	97.7%
Short Term Securities Held As Collateral for Securities Lending	12.7%
Investment Companies	2.4%
Other Assets/Liabilities	−12.8%

Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

Federal Home Loan Bank	53.3%
Federal National Mortgage Association	34.8%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corporation	3.0%
Investment Companies	2.3%
U.S. Treasury Notes	2.2%
Other Assets/Liabilities	1.2%

Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

U.S. Government Agency Securities	73.6%
U.S. Treasuries	12.7%
Financial Services	3.9%
Investment Companies	1.7%
Short Term Securities Held As Collateral for Securities Lending	1.7%
Electrical Components & Equipment	1.4%
Food Service	1.4%
Railroads	1.4%
Beverages	1.3%
Telecommunications	1.0%
Consumer Non-Durable	0.4%
Chemicals	0.3%
Utilities	0.3%
Other Assets/Liabilities	−1.1%

Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

Energy	13.5%
Health Care	10.1%
Software	8.3%
Diversified	7.7%
Retail	6.8%
Financial Services	6.7%
Oil & Gas	6.6%
Aerospace/Defense	6.0%
Telecommunications	5.7%
Beverages	4.5%
Utilities	3.6%
Consumer Goods & Services	3.3%
Gas	2.9%
Insurance	2.9%
Technology	2.7%
Investment Companies	1.8%
Consumer Products	1.5%
Machinery	1.5%
Basic Materials	1.0%
Electronics	0.7%
Mining	0.6%
Railroads	0.6%
Iron/Steel	0.4%
Real Estate Investment Trusts	0.3%
Transportation	0.3%

Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

Oil & Gas	17.9%
Machinery	7.5%
Energy	6.9%
Investment Companies	6.3%
Technology	4.9%
Electronics	4.8%
Chemicals	4.6%
Health Care	4.1%
Financial Services	3.8%
Capital Goods	3.5%
Retail	3.5%
Insurance	3.0%
Telecommunications	2.9%
Diversified	2.7%
Iron/Steel	2.5%
Medical	2.4%
Consumer Goods and Services	2.3%
Consumer Products	2.3%
Software	2.3%
Utilities	1.9%
Aerospace/Defense	1.7%
Real Estate Investment Trusts	1.5%
Higher Education	1.2%
Transportation	1.2%
Automotive	1.0%
Environmental Services & Equipment	0.9%
Construction	0.8%
Commercial Services	0.4%
Other Assets/Liabilities	1.2%

Total	100.0%

Performance Funds Trust

Additional Information (Unaudited) (continued)

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

Oil & Gas	12.6%
Machinery	11.9%
Technology	10.1%
Diversified	9.3%
Health Care	6.2%
Aerospace/Defense	6.0%
Retail	5.4%
Energy	4.5%
Electronics	4.4%
Higher Education	3.8%
Medical	3.8%
Consumer Products	3.4%
Telecommunications	2.8%
Construction	2.7%
Investment Companies	2.7%
Software	2.5%
Beverages	2.3%
Basic Materials	2.0%
Insurance	1.9%
Consumer Goods & Services	1.7%

Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2008.

Energy	19.8%
Utilities	11.1%
Financial Services	10.9%
Consumer Goods & Services	6.6%
Health Care	6.6%
Real Estate Investment Trusts	6.5%
Railroads	6.2%
Investment Companies	5.0%
Diversified	4.2%
Oil & Gas	4.1%
Telecommunications	3.8%
U.S. Government Agency Securities	3.5%
Chemicals	3.2%
Retail	2.1%
Machinery	1.9%
Consumer Products	1.5%
Insurance	1.4%
Business Equipment & Services	1.3%
Paper Products	0.3%

Total	100.0%

The Performance Advisor Growth Portfolio invested, as a percentage of net assets, in the following funds, as of May 31, 2008.

Performance Leaders Equity Fund	25.8%
Performance Mid Cap Equity Fund	25.5%
Performance Large Cap Equity Fund	24.4%
Performance Strategic Dividend Fund	9.7%
Performance Intermediate Term Income Fund	9.6%
Performance Money Market Fund	4.3%
Performance Short Term Government Income Fund	0.1%
Other Assets/Liabilities	0.6%

Total	100.0%

The Performance Advisor Moderate Portfolio invested, as a percentage of net assets, in the following funds, as of May 31, 2008.

Performance Large Cap Equity Fund	20.6%
Performance Mid Cap Equity Fund	16.1%
Performance Leaders Equity Fund	16.0%
Performance Strategic Dividend Fund	15.4%
Performance Intermediate Term Income Fund	15.2%
Performance Short Term Government Income Fund	15.2%
Performance Money Market Fund	2.0%
Other Assets/Liabilities	–0.5%

Total	100.0%

The Performance Advisor Conservative Portfolio invested, as a percentage of net assets, in the following funds, as of May 31, 2008.

Performance Short Term Government Income Fund	24.8%
Performance Intermediate Term Income Fund	24.4%
Performance Strategic Dividend Fund	21.0%
Performance Mid Cap Equity Fund	15.7%
Performance Large Cap Equity Fund	10.0%
Performance Money Market Fund	3.5%
Other Assets/Liabilities	0.6%

Total	100.0%

Performance Funds Trust

Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 through May 31, 2008.

Actual Returns
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	12/1/07	5/31/08	12/1/07-5/31/08	12/1/07-5/31/08

The Money Market Fund — Institutional Class	$1,000.00	$1,014.10	$2.42	0.48%
The Money Market Fund — Class A	1,000.00	1,012.80	3.67	0.73%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,010.00	1.71	0.34%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.60	4.09	0.81%
The Short Term Government Income Fund — Class A	1,000.00	1,021.70	5.00	0.99%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,017.80	4.29	0.85%
The Intermediate Term Income Fund — Class A	1,000.00	1,016.90	5.24	1.04%
The Intermediate Term Income Fund — Class B	1,000.00	1,012.10	8.95	1.78%
The Large Cap Equity Fund — Institutional Class	1,000.00	949.50	5.60	1.15%
The Large Cap Equity Fund — Class A	1,000.00	948.40	6.48	1.33%
The Large Cap Equity Fund — Class B	1,000.00	944.90	10.11	2.08%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,054.10	6.11	1.19%
The Mid Cap Equity Fund — Class A	1,000.00	1,053.10	7.08	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	1,049.50	10.91	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	958.00	6.12	1.25%
The Leaders Equity Fund — Class A	1,000.00	956.10	7.34	1.50%
The Leaders Equity Fund — Class B	1,000.00	952.10	10.98	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,019.10	4.80	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,018.00	6.05	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	985.20	10.07	2.03%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	991.60	9.31	1.87%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,006.60	10.18	2.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Expense Comparison (Unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that apear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	12/1/07	5/31/08	12/1/07-5/31/08	12/1/07-5/31/08

The Money Market Fund — Institutional Class	$1,000.00	$1,022.60	$2.43	0.48%
The Money Market Fund — Class A	1,000.00	1,021.35	3.69	0.73%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,023.30	1.72	0.34%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,020.95	4.09	0.81%
The Short Term Government Income Fund — Class A	1,000.00	1,020.05	5.00	0.99%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,020.75	4.29	0.85%
The Intermediate Term Income Fund — Class A	1,000.00	1,019.80	5.25	1.04%
The Intermediate Term Income Fund — Class B	1,000.00	1,016.10	8.97	1.78%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.25	5.81	1.15%
The Large Cap Equity Fund — Class A	1,000.00	1,018.35	6.71	1.33%
The Large Cap Equity Fund — Class B	1,000.00	1,014.60	10.48	2.08%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.05	6.01	1.19%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.10	6.96	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.35	10.73	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.75	6.31	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.50	7.57	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.75	11.33	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.25	4.80	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.00	6.06	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,014.85	10.23	2.03%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,015.65	9.42	1.87%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,014.85	10.23	2.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at http://www.sec.gov.

The Funds’ file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance Funds Trust

Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

The Board of Trustees of the Trust determined on February 19, 2008 to renew (i) the Trust’s investment advisory contract with Trustmark (the “Advisory Contract”) and (ii) the Trust’s sub-advisory contract with Trustmark and Orleans Capital Management (“Orleans”) with respect to the Strategic Dividend Fund (the “Sub-Advisory Contract” and together with the Advisory Contract, the “Contracts”). Prior to making its determination, the Board received detailed information from Trustmark and Orleans relating to its consideration of the Contracts, including, among other things, (i) performance data of each Fund and its peer groups (ii) data concerning the fees and expenses of each Fund as compared to its Lipper Peer Group, (iii) performance data of each Fund as compared to relative indices, (iv) the financial statements of Trustmark and Orleans and (v) Trustmark’s and Orleans’ respective memoranda to the Board addressing specific information requested by the Board’s independent counsel. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board’s duties and responsibilities in considering the renewal of the Contracts.

In reaching its decision to renew the Contracts, the Board, including a majority of the Trustees who are not interested persons of the Trust under the 1940 Act (the “Independent Trustees”), considered, among other things: (i) the nature, extent and quality of Trustmark’s services provided to each Fund and Orleans’ services to the Strategic Dividend Fund; (ii) each Fund’s performance compared to its relative index, (iii) the reasonableness of the overall compensation; (iv) Lipper information comparing each Fund’s performance, advisory fee and expense ratio to that of its peer group; (v) Trustmark’s and Orleans’ respective financial information; (vi) any compensation and other possible benefits to Trustmark or Orleans, including soft dollars, arising from its advisory and other relationships with the Trust; and (vii) the extent to which economies of scale would be realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

During the course of its deliberations, the Board, including a majority of the Independent Trustees, reached the following conclusions, among others, regarding Trustmark, Orleans and the Contracts: (i) with respect to the Short Term Government Income Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2007, the Fund’s actual total expense ratios were above the Lipper Peer Group average, and the contractual and actual advisory fees were below the Lipper Peer Group average; (ii) with respect to the Intermediate Term Income Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2007, the Fund’s actual total expense ratios were above the average for its Lipper Peer Group, and the contractual and actual advisory fees were sometimes above and below the Lipper Peer Group average; (iii) with respect to the Strategic Dividend Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2007, the actual total expense ratio for the Fund’s Institutional shares was above, and for Class A shares was below, the Lipper Peer Group average, and the contractual advisory fee was above (except that it was about the same for Class A shares), and its actual advisory fee was below, the Lipper Peer Group average; (iv) with respect to the Large Cap Equity Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2007, its actual total expense ratios for Class A shares and Institutional shares were above, and for Class B shares was below, the Lipper Peer Group average, and the contractual and actual advisory fees were lower than the Lipper Peer Group average; (v) with respect to the Mid Cap Equity Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2007, the actual total expense ratios for the Class A shares and Class B shares were about the same as, and for the Institutional shares was above, the Lipper Peer Group average, and the contractual and actual advisory fees were below the Lipper Peer Group average; (vi) with respect to the Leaders Equity Fund, the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2007, its actual total expense ratios for Institutional shares and Class B shares were above, and for the Class A shares was below, its Lipper Peer Group average, and the contractual and actual advisory fees were above or about the same as the Lipper Peer Group average; (vii) with respect to the Performance Advisor Growth Fund and Performance Advisor Moderate Fund, the Funds outperformed, and with respect to the Performance Advisor Conservative Fund underperformed, their Lipper Peer Group average for the year ended December 31, 2007, the actual expense ratios for each Fund were above those in the Lipper Peer Group average, and the contractual advisory fees, except for those of the Advisor Growth Portfolio, were more than, and the actual advisory fees were lower than, those in the Lipper Peer Group average; (viii) with respect to the Money Market

Performance Funds Trust

Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (continued)

Fund, the Fund underperformed its Lipper Peer Group average for the year ended December 31, 2007, its actual total expense ratios, except for the Class A shares, were above the Lipper Peer Group average, and its contractual and actual advisory fees, except for the Institutional shares, were below its Lipper Peer Group average; and (ix) with respect to the U.S. Treasury Money Market Fund, which commenced operations on September 18, 2007, the Fund had underperformed its Lipper Peer Group average for the one month ended November 30, 2007, its actual advisory fees and total expense ratios were below the Lipper Peer Group average, and its contractual advisory fees was above the Lipper Peer Group average.

The Board discussed the other compensation or possible benefits to Trustmark and Orleans, including soft dollars and compensation payable by the Funds to Trustmark’s affiliate for custodian services.

The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Contracts were fair and reasonable with respect to the services that Trustmark and Orleans provide and in light of the other factors described above that the Board deemed relevant. No single factor was considered in isolation or to be determinative of the decision of the Board to approve the Contracts. Based on the factors considered, the Board, including all of the Independent Trustees, concluded that it was appropriate to renew the Contracts.

Performance Funds Trust

Other Federal Income Tax Information (Unaudited)

During the fiscal year ended May 31, 2008, the Funds declared long-term dividends of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

15% Capital Gains

The Large Cap Equity Fund	$9,240,575
The Mid Cap Equity Fund	7,900,459
The Leaders Equity Fund	3,228,605
The Strategic Dividend Fund	1,809,358
The Performance Advisor Growth Portfolio	270,931
The Performance Advisor Moderate Portfolio	432,135
The Performance Advisor Conservative Portfolio	73,219

For corporate shareholders, the percentage of the total ordinary income dividends paid during the year ended May 31, 2008, that qualify for the corporate dividend received deduction, are as follows:

Distributions
Received
Deduction

The Large Cap Equity Fund	100.00%
The Leaders Equity Fund	37.25%
The Strategic Dividend Fund	100.00%
The Performance Advisor Growth Portfolio	100.00%
The Performance Advisor Moderate Portfolio	90.30%
The Performance Advisor Conservative Portfolio	41.13%

For individual shareholders, the amount of the total ordinary income dividends paid during the year ended May 31, 2008, that qualify for a maximum 15% tax rate, are as follows:

Qualified Dividend
Income

The Large Cap Equity Fund	$385,248
The Leaders Equity Fund	715,101
The Strategic Dividend Fund	1,173,576
The Performance Advisor Growth Portfolio	1,963
The Performance Advisor Moderate Portfolio	39,512
The Performance Advisor Conservative Portfolio	21,049

For the fiscal year ended May 31, 2008 certain dividends paid by The Performance Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

Performance Funds Trust

Information about Trustees and Officers (Unaudited)

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are set forth below. The Statement of Additional Information includes additional information about the Trustees, and is available, without charge, upon request, by calling 1-800-PERFORM.

Trustees

				Number of
				Portfolios in	Other
		Term of Office		Fund Complex	Directorships
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address, and Age	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Non-Interested Trustees
Joe J. Powell III* Age 54, 417 Glenway Drive Jackson, MS 30602	Trustee	Indefinite, 11/02 to present	Founder, Director and President, Maximum Information Technology, Inc., 2000 to present.	11	N/A

Walter P. Neely, Ph.D.,* CFA, Age 63, 1701 North State Street, Jackson, MS 39210	Trustee and Chairman	Indefinite, 5/92 to present	Professor and Consultant, Millsaps College, Jackson, Mississippi, 1980 to present.	11	N/A

Shirley F. Olson,* Age: 61, 70 St. Andrews Place, Jackson, MS 39211	Trustee	Indefinite, 1/05 to present	Consultant, The Olson Consulting Group LLC, 1997 to present.	11	N/A
Walter B. Grimm,** Age: 63, 5425 Stockton Ct. Powell, OH 43065	Trustee	Indefinite, 9/98 to present	Formerly, Senior Vice President of Citi Fund Services, 6/1992 to 9/2005.	11	3

*	Member of the Audit Committee and Nominating Committee.

**	Mr. Grimm also serves as a director or trustee of the following fund groups: The Coventry Group, Legacy Funds and The Coventry Funds Trust.

Performance Funds Trust

Information about Trustees and Officers (Unaudited) (continued)

Principal Officers

	Position(s) Held	Term of Office and
Name, Address, and Age	with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years

Duane Dewey, Age: 49, 1701 Lakeland Drive Jackson, MS 39216	President of the Trust	Indefinite, 8/2005 to present	President, Trustmark Wealth Management Group 2003 to present; Managing Director/Senior Vice President, Provident Financial Advisors, 1997 to 2003.

Curtis Barnes, Age 54, 100 Summer Street, suite 1500, Boston, MA 01867	Secretary of the Trust	Indefinite, 5/1999 to present	Senior Vice President, Regulatory Administration, Citi Fund Services — since May 1995.

Chris Sabato, Age 39, 3435 Stelzer Road, Columbus, OH 43219	Treasurer of the Trust	Indefinite, 11/2004 to present	Senior Vice President, Fund Administration, Citi Fund Services — Employee since February 1993.

Teresa Thornhill Age:43 1701 Lakeland Drive Jackson, MS 39216	Vice President of the Trust	Indefinite, 11/2004 to present	First Vice President, Trustmark National Bank — since 2000.

George Stevens Age 57, 4041 N. High Street Columbus, OH 43214	Chief Compliance Officer of the Trust and Anti-Money Laundering Officer	One year, 9/2005 to present	Director, Beacon Hill Fund Services, March 2008 to present; Vice President; Citi Fund Services, September 1996 to March 2008.

Investment Advisor
Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent
Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Performance Funds Distributor LLC
100 Summer Street
Boston, MA 02110

Custodian
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel
Drinker Biddle & Reath LLP
One Logan Square 18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 05/08

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2008

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Walter P. Neeley, Joe J. Powell III and Shirley F. Olson, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	2008: $107,800	2007: $95,000
Audit-Related Fees	2008: $35,800	2007: $32,000
Tax Fees	2008: $37,400	2007: $33,000
All Other Fees	2008: $0	2007: $0
(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
Pre-approval by the Committee of non-audit services is not required so long as:
(1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenue paid to the auditor by the Funds during the fiscal year in which the services are provided;
     (B) with respect to the Adviser and any Advisor-affiliated service provider, the aggregate of all such non-audit services provided constitutes no more than 5% of all total amount of the revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Advisor and any Advisor-affiliated service provider during the fiscal year in which the services are provided;
(2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below)
               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2008	0%
2007	0%
          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
          Not applicable.
          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2008	$98,200
2007	$92,040
          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
          Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) Not applicable.
(b) Not applicable.
[Disclose the following for any securities that were divested due to the Sudan Accountability and Divestment Act of 2007:
(1)	Name of the issuer:

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)	Date(s) that the securities were divested; and

(5)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. ]
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) The code of ethics that is subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Performance Funds Trust

By (Signature and Title)*	/s/ Duane A. Dewey Duane A. Dewey, President
Date 7/30/2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Duane A. Dewey Duane A. Dewey, President
Date 7/30/2008

By (Signature and Title)*	/s/ Christopher E. Sabato Christopher E. Sabato, Treasurer
Date 7/30/2008

* Print the name and title of each signing officer under his or her signature.